COMMERCE GROWTH FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.4%
Aerospace & Defense – 1.0%
5,880	Lockheed Martin Corp.	$ 2,228,344

Beverages – 2.2%
17,655	PepsiCo, Inc.	2,430,387
49,995	The Coca-Cola Co.	2,361,764

		4,792,151

Biotechnology – 1.2%
10,400	Amgen, Inc.	2,544,568

Building Products – 0.8%
25,420	Armstrong World Industries, Inc.	1,810,921

Capital Markets – 2.9%
15,310	Cboe Global Markets, Inc.	1,342,687
24,525	Intercontinental Exchange, Inc.	2,373,530
18,945	T. Rowe Price Group, Inc.	2,616,304

		6,332,521

Chemicals – 3.1%
11,145	Ecolab, Inc.	2,085,007
26,205	RPM International, Inc.	2,138,066
4,130	The Sherwin-Williams Co.	2,675,909

		6,898,982

Commercial Services & Supplies – 2.2%
46,667	Rollins, Inc.	2,445,351
21,870	Waste Management, Inc.	2,396,952

		4,842,303

Computers & Peripherals – 9.3%
48,130	Apple, Inc.	20,457,175

Electrical Equipment – 1.1%
10,950	Rockwell Automation, Inc.	2,388,633

Electronic Equipment & Instruments – 2.2%
23,880	Amphenol Corp. Class A	2,525,549
35,020	Cognex Corp.	2,341,787

		4,867,336

Entertainment* – 1.0%
215,135	Zynga, Inc. Class A	2,114,777

Equity Real Estate Investment Trusts (REITs) – 2.1%
14,045	Crown Castle International Corp.	2,341,301
11,520	Public Storage	2,302,618

		4,643,919

Health Care Equipment & Supplies – 4.6%
25,715	Abbott Laboratories	2,587,958
36,035	Hologic, Inc.*	2,514,522
9,195	Quidel Corp.*	2,597,312
12,295	Stryker Corp.	2,376,623

		10,076,415

Health Care Providers & Services – 2.2%
9,660	Laboratory Corp. of America Holdings*	1,863,607
9,820	UnitedHealth Group, Inc.	2,973,300

		4,836,907

Hotels, Restaurants & Leisure – 3.2%
12,035	McDonald’s Corp.	2,338,160
31,105	Starbucks Corp.	2,380,465

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
24,895	Yum! Brands, Inc.	$ 2,266,690

		6,985,315

Industrial Conglomerates – 1.1%
5,750	Roper Technologies, Inc.	2,486,588

Interactive Media & Services* – 7.4%
6,200	Alphabet, Inc. Class A	9,225,290
28,190	Facebook, Inc. Class A	7,150,957

		16,376,247

Internet & Catalog Retail* – 7.1%
4,950	Amazon.com, Inc.	15,665,166

IT Services – 11.0%
15,785	Automatic Data Processing, Inc.	2,097,984
15,990	Broadridge Financial Solutions, Inc.	2,148,097
22,605	Fiserv, Inc.*	2,255,753
7,565	FleetCor Technologies, Inc.*	1,956,082
53,480	Genpact Ltd.	2,129,574
11,255	Jack Henry & Associates, Inc.	2,006,766
10,410	Mastercard, Inc. Class A	3,211,797
14,745	PayPal Holdings, Inc.*	2,891,052
8,885	VeriSign, Inc.*	1,880,777
19,845	Visa, Inc. Class A	3,778,488

		24,356,370

Life Sciences Tools & Services – 3.5%
26,545	Agilent Technologies, Inc.	2,557,080
2,530	Mettler-Toledo International, Inc.*	2,365,550
6,705	Thermo Fisher Scientific, Inc.	2,775,535

		7,698,165

Machinery – 1.1%
13,665	Illinois Tool Works, Inc.	2,527,889

Multiline Retail – 1.0%
11,985	Dollar General Corp.	2,281,944

Personal Products – 1.1%
11,930	The Estee Lauder Cos., Inc. Class A	2,356,652

Pharmaceuticals – 2.2%
16,020	Johnson & Johnson	2,335,075
17,220	Zoetis, Inc.	2,611,930

		4,947,005

Road & Rail – 1.1%
13,820	Union Pacific Corp.	2,395,697

Semiconductors & Semiconductor Equipment – 4.3%
9,875	KLA Corp.	1,973,321
8,920	Monolithic Power Systems, Inc.	2,363,889
6,970	NVIDIA Corp.	2,959,393
18,115	Texas Instruments, Inc.	2,310,568

		9,607,171

Software – 15.3%
8,300	ANSYS, Inc.*	2,577,980
21,545	Cadence Design Systems, Inc.*	2,353,791
12,750	Citrix Systems, Inc.	1,820,190
90,460	Microsoft Corp.	18,545,205
8,650	Palo Alto Networks, Inc.*	2,213,708
17,885	Proofpoint, Inc.*	2,068,758
11,070	Salesforce.com, Inc.*	2,156,989

COMMERCE GROWTH FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
4,970	ServiceNow, Inc.*	$ 2,182,824

		33,919,445

Specialty Retail – 1.1%
9,425	The Home Depot, Inc.	2,502,243

Textiles, Apparel & Luxury Goods – 1.0%
23,715	Nike, Inc. Class B	2,314,821

TOTAL COMMON STOCKS (Cost $136,455,824)		$215,255,670

Exchange Traded Fund – 1.5%
16,010	iShares Russell 1000 Growth ETF	$ 3,312,149
(Cost $2,810,676)

Shares	Dividend Rate	Value

Investment Company – 1.2%
State Street Institutional US Government Money Market Fund - Premier Class
2,597,644	0.084%	$ 2,597,644
(Cost $2,597,644)

TOTAL INVESTMENTS – 100.1% (Cost $141,864,144)		$221,165,463

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(216,404)

NET ASSETS – 100.0%		$220,949,059

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

COMMERCE VALUE FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Aerospace & Defense – 1.9%
13,000	Lockheed Martin Corp.	$ 4,926,610

Air Freight & Logistics – 2.6%
46,000	United Parcel Service, Inc. Class B	6,566,960

Beverages – 4.0%
37,500	PepsiCo, Inc.	5,162,250
108,000	The Coca-Cola Co.	5,101,920

		10,264,170

Biotechnology – 2.5%
26,500	Amgen, Inc.	6,483,755

Capital Markets – 7.4%
21,000	CME Group, Inc.	3,489,780
104,000	Morgan Stanley	5,083,520
60,500	Northern Trust Corp.	4,740,175
39,500	T. Rowe Price Group, Inc.	5,454,950

		18,768,425

Chemicals – 2.1%
71,000	Eastman Chemical Co.	5,298,730

Commercial Banks – 8.3%
76,500	JPMorgan Chase & Co.	7,392,960
416,000	People’s United Financial, Inc.	4,488,640
124,500	Truist Financial Corp.	4,663,770
129,000	U.S. Bancorp.	4,752,360

		21,297,730

Communications Equipment – 2.5%
137,000	Cisco Systems, Inc.	6,452,700

Containers & Packaging – 3.9%
143,000	International Paper Co.	4,974,970
96,000	Sonoco Products Co.	4,967,040

		9,942,010

Distributors – 2.0%
56,000	Genuine Parts Co.	5,048,400

Diversified Telecommunication Services – 5.8%
245,000	AT&T, Inc.	7,247,100
133,000	Verizon Communications, Inc.	7,644,840

		14,891,940

Electric Utilities – 3.0%
89,500	Duke Energy Corp.	7,584,230

Electrical Equipment – 4.0%
56,500	Eaton Corp. PLC	5,261,845
80,000	Emerson Electric Co.	4,960,800

		10,222,645

Equity Real Estate Investment Trusts (REITs) – 2.0%
72,000	WP Carey, Inc.	5,138,640

Food Products – 4.1%
123,000	Archer-Daniels-Midland Co.	5,268,090
80,000	General Mills, Inc.	5,061,600

		10,329,690

Health Care Providers & Services – 3.8%
91,500	Cardinal Health, Inc.	4,997,730

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
76,500	CVS Health Corp.	$ 4,814,910

		9,812,640

Hotels, Restaurants & Leisure – 2.0%
26,000	McDonald’s Corp.	5,051,280

Household Products – 4.2%
35,000	Kimberly-Clark Corp.	5,321,400
42,000	The Procter & Gamble Co.	5,507,040

		10,828,440

Industrial Conglomerates – 1.9%
31,500	3M Co.	4,739,805

Insurance – 4.0%
133,500	MetLife, Inc.	5,052,975
119,500	Principal Financial Group, Inc.	5,070,385

		10,123,360

IT Services – 3.8%
40,500	International Business Machines Corp.	4,979,070
66,500	Paychex, Inc.	4,782,680

		9,761,750

Machinery – 2.0%
39,000	Caterpillar, Inc.	5,182,320

Media – 2.1%
294,000	The Interpublic Group of Cos., Inc.	5,306,700

Multi-Utilities – 2.8%
89,000	Dominion Energy, Inc.	7,211,670

Oil, Gas & Consumable Fuels – 3.5%
107,500	Chevron Corp.	9,023,550

Pharmaceuticals – 8.9%
51,500	Johnson & Johnson	7,506,640
64,000	Merck & Co., Inc.	5,135,360
260,000	Pfizer, Inc.	10,004,800

		22,646,800

Semiconductors & Semiconductor Equipment – 2.0%
39,500	Texas Instruments, Inc.	5,038,225

Specialty Retail – 2.1%
19,750	The Home Depot, Inc.	5,243,428

TOTAL COMMON STOCKS (Cost $238,292,795)		$253,186,603

Exchange Traded Fund – 0.7%
15,000	iShares Russell 1000 Value Index Fund	$ 1,756,950
(Cost $1,726,633)

COMMERCE VALUE FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.0%
State Street Institutional US Government Money Market Fund - Premier Class
32,207	0.084%	$ 32,207
(Cost $32,207)

TOTAL INVESTMENTS – 99.9% (Cost $240,051,635)		$254,975,760

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		315,612

NET ASSETS – 100.0%		$255,291,372

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 95.9%
Air Freight & Logistics – 1.2%
40,225	CH Robinson Worldwide, Inc.	$ 3,769,887

Biotechnology* – 1.1%
23,400	Alnylam Pharmaceuticals, Inc.	3,410,784

Capital Markets – 4.9%
10,460	FactSet Research Systems, Inc.	3,622,298
22,020	Morningstar, Inc.	3,700,241
10,020	MSCI, Inc.	3,767,320
26,045	T. Rowe Price Group, Inc.	3,596,814

		14,686,673

Chemicals – 2.4%
42,510	RPM International, Inc.	3,468,391
24,435	The Scotts Miracle-Gro Co.	3,874,658

		7,343,049

Commercial Services & Supplies – 1.3%
76,357	Rollins, Inc.	4,001,107

Communications Equipment – 2.3%
41,545	Lumentum Holdings, Inc.*	3,856,622
21,430	Motorola Solutions, Inc.	2,995,914

		6,852,536

Distributors – 1.3%
12,810	Pool Corp.	4,056,927

Electrical Equipment – 1.1%
14,690	Rockwell Automation, Inc.	3,204,476

Electronic Equipment & Instruments – 5.7%
31,225	Amphenol Corp. Class A	3,302,356
26,655	CDW Corp.	3,098,644
56,260	Cognex Corp.	3,762,106
19,890	IPG Photonics Corp.*	3,560,509
12,140	Zebra Technologies Corp. Class A*	3,408,305

		17,131,920

Entertainment* – 3.6%
13,160	Spotify Technology SA	3,392,911
23,020	Take-Two Interactive Software, Inc.	3,775,741
372,505	Zynga, Inc. Class A	3,661,724

		10,830,376

Equity Real Estate Investment Trusts (REITs) – 2.2%
26,325	CoreSite Realty Corp.	3,397,241
32,330	Extra Space Storage, Inc.	3,340,982

		6,738,223

Food Products – 3.3%
52,260	Campbell Soup Co.	2,590,528
19,410	McCormick & Co., Inc.	3,783,009
24,485	The Hershey Co.	3,560,364

		9,933,901

Health Care Equipment & Supplies – 8.9%
63,275	Hologic, Inc.*	4,415,330
16,030	Insulet Corp.*	3,259,861
18,430	Penumbra, Inc.*	4,089,801
15,400	Quidel Corp.*	4,350,038
10,410	The Cooper Cos., Inc.	2,945,301
25,050	Varian Medical Systems, Inc.*	3,575,136
16,115	West Pharmaceutical Services, Inc.	4,332,840

		26,968,307

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 3.3%
58,450	Cardinal Health, Inc.	$ 3,192,539
7,265	Chemed Corp.	3,575,760
38,760	Guardant Health, Inc.*	3,301,577

		10,069,876

Health Care Technology – 1.1%
45,765	Cerner Corp.	3,178,379

Hotels, Restaurants & Leisure – 2.3%
3,180	Chipotle Mexican Grill, Inc.*	3,673,409
8,810	Domino’s Pizza, Inc.	3,406,034

		7,079,443

Household Products – 3.3%
39,150	Church & Dwight Co., Inc.	3,771,320
77,355	Reynolds Consumer Products, Inc.	2,634,711
14,855	The Clorox Co.	3,513,356

		9,919,387

IT Services – 13.5%
33,750	Akamai Technologies, Inc.*	3,794,850
45,440	Black Knight, Inc.*	3,404,365
41,180	Booz Allen Hamilton Holding Corp.	3,366,877
26,180	Broadridge Financial Solutions, Inc.	3,517,021
12,710	EPAM Systems, Inc.*	3,686,917
11,885	FleetCor Technologies, Inc.*	3,073,104
87,985	Genpact Ltd.	3,503,563
42,515	GoDaddy, Inc. Class A*	2,987,954
18,575	Jack Henry & Associates, Inc.	3,311,923
39,290	Leidos Holdings, Inc.	3,738,836
41,740	Paychex, Inc.	3,001,941
15,815	VeriSign, Inc.*	3,347,719

		40,735,070

Life Sciences Tools & Services – 6.1%
36,690	Agilent Technologies, Inc.	3,534,348
12,920	Bio-Techne Corp.	3,555,067
22,170	IQVIA Holdings, Inc.*	3,511,506
3,855	Mettler-Toledo International, Inc.*	3,604,425
27,925	Repligen Corp.*	4,214,162

		18,419,508

Machinery – 5.4%
66,180	Donaldson Co, Inc.	3,199,141
63,535	Graco, Inc.	3,382,603
19,970	IDEX Corp.	3,291,455
16,525	Nordson Corp.	3,199,736
45,490	The Toro Co.	3,245,712

		16,318,647

Media* – 1.1%
128,120	Altice USA, Inc. Class A	3,457,959

Professional Services* – 1.4%
5,005	CoStar Group, Inc.	4,253,049

Road & Rail – 2.4%
27,600	JB Hunt Transport Services, Inc.	3,571,440
29,535	Landstar System, Inc.	3,596,772

		7,168,212

Semiconductors & Semiconductor Equipment – 2.3%
16,625	KLA Corp.	3,322,174
14,205	Monolithic Power Systems, Inc.	3,764,467

		7,086,641

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – 11.8%
11,555	ANSYS, Inc.*	$ 3,588,983
36,555	Cadence Design Systems, Inc.*	3,993,634
24,010	Citrix Systems, Inc.	3,427,667
168,925	Dropbox, Inc. Class A*	3,843,044
14,440	Palo Alto Networks, Inc.*	3,695,485
28,810	Proofpoint, Inc.*	3,332,453
39,900	PTC, Inc.*	3,413,844
18,260	Synopsys, Inc.*	3,637,757
156,400	Teradata Corp.*	3,284,400
9,320	Tyler Technologies, Inc.*	3,329,570

		35,546,837

Specialty Retail – 2.6%
40,515	Best Buy Co., Inc.	4,034,889
27,285	Tractor Supply Co.	3,894,661

		7,929,550

TOTAL COMMON STOCKS (Cost $220,883,842)		$290,090,724

Exchange Traded Fund – 2.1%
37,365	iShares Russell Midcap Growth Index Fund	$ 6,385,679
(Cost $5,080,249)

Shares	Dividend Rate	Value

Investment Company – 2.1%
State Street Institutional US Government Money Market Fund - Premier Class
6,337,955	0.084%	$ 6,337,955
(Cost $6,337,955)

TOTAL INVESTMENTS – 100.1% (Cost $232,302,046)		$302,814,358

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(232,405)

NET ASSETS – 100.0%		$302,581,953

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

COMMERCE BOND FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 45.6%
Aerospace/Defense – 0.5%
Boeing Co.(a)
$ 3,000,000	5.805%		05/01/50	$ 3,523,674
United Technologies Corp.
2,000,000	5.700		04/15/40	2,915,089

				6,438,763

Auto Manufacturers – 2.0%
BMW Finance NV(a)(b)
4,000,000	2.400		08/14/24	4,209,727
Ford Motor Co.(a)
2,000,000	4.346		12/08/26	2,030,000
Ford Motor Credit Co. LLC
2,500,000	4.134		08/04/25	2,562,250
General Motors Co.(a)
3,450,000	6.600		04/01/36	4,201,283
General Motors Financial Co., Inc.(a)
2,000,000	3.950		04/13/24	2,133,149
PACCAR Financial Corp.
5,000,000	2.150		08/15/24	5,291,078
Volkswagen Group of America Finance LLC(b)
4,000,000	4.750		11/13/28	4,804,929

				25,232,416

Banks – 7.9%
Bank of America Corp.
3,000,000	4.000		01/22/25	3,355,172
(3M USD LIBOR + 1.040%)
6,749,000	3.419	(a)(c)	12/20/28	7,625,641
BB&T Corp.(a)
5,455,000	2.500		08/01/24	5,842,910
Citigroup, Inc.
3,000,000	5.500		09/13/25	3,576,284
3,500,000	4.450		09/29/27	4,074,688
Cooperatieve Rabobank UA
3,100,000	2.750		01/10/23	3,268,109
Credit Suisse AG
3,000,000	3.000		10/29/21	3,097,358
Deutsche Bank AG
2,000,000	3.125		01/13/21	2,015,738
HSBC Holdings PLC
3,130,000	6.100		01/14/42	4,684,962
HSBC USA, Inc.
1,052,000	9.300		06/01/21	1,121,581
Huntington Bancshares, Inc.(a)
5,000,000	2.550		02/04/30	5,269,286
JPMorgan Chase & Co.
2,520,000	5.600		07/15/41	3,878,944
(3M USD LIBOR + 1.000%)
150,000	1.245	(c)	04/26/23	150,534
(3M USD LIBOR + 1.160%)
1,650,000	3.702	(a)(c)	05/06/30	1,916,846
(3M USD LIBOR + 1.330%)
2,000,000	4.452	(a)(c)	12/05/29	2,429,752
(3M USD LIBOR + 3.470%)
2,222,000	3.738	(a)(c)	12/29/49	2,128,676
KeyBank NA
5,700,000	3.400		05/20/26	6,410,579
Mitsubishi UFJ Financial Group, Inc.
3,000,000	3.777		03/02/25	3,358,843

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Northern Trust Corp.(a)
$ 5,438,000	3.150%		05/03/29	$ 6,321,804
PNC Bank NA
2,500,000	2.950	(a)	01/30/23	2,637,632
3,830,000	4.050		07/26/28	4,572,039
The PNC Financial Services Group, Inc.(a)(c) (3M USD LIBOR + 3.678%)
2,500,000	6.750		07/29/49	2,543,750
Truist Financial Corp.(a)
2,265,000	1.125		08/03/27	2,243,093
U.S. Bancorp(a)
2,050,000	3.600		09/11/24	2,291,242
UBS Group Funding Switzerland AG(a)(b)(c) (3M USD LIBOR + 0.954%)
2,750,000	2.859		08/15/23	2,862,746
Wells Fargo & Co.
2,500,000	4.100		06/03/26	2,833,143
1,500,000	4.650		11/04/44	1,912,178
5,000,000	4.750		12/07/46	6,554,242
Wells Fargo Bank NA(d)
2,000,000	6.180		02/15/36	2,560,167

				101,537,939

Beverages – 1.0%
Anheuser-Busch InBev Worldwide, Inc.(a)
6,000,000	4.439		10/06/48	7,211,065
PepsiCo, Inc.(a)
2,190,000	4.450		04/14/46	3,130,578
The Coca Cola Co.
2,325,000	1.450		06/01/27	2,414,947

				12,756,590

Biotechnology – 0.3%
Amgen, Inc.
2,295,000	6.400		02/01/39	3,500,452

Chemicals(a) – 0.6%
Air Products and Chemicals, Inc.
2,000,000	1.850		05/15/27	2,126,883
PPG Industries, Inc.
2,355,000	2.400		08/15/24	2,513,756
Praxair, Inc.
2,740,000	3.200		01/30/26	3,106,559

				7,747,198

Commercial Services – 1.1%
Emory University(a)
2,000,000	1.566		09/01/25	2,051,387
Henry J. Kaiser Family Foundation
6,250,000	3.356		12/01/25	6,685,382
Northwestern University
1,000,000	4.643		12/01/44	1,401,815
The Corp. of Gonzaga University
3,500,000	4.158		04/01/46	4,120,091

				14,258,675

Distribution/Wholesale(a) – 0.3%
WW Grainger, Inc.
3,260,000	4.600		06/15/45	4,426,652

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – 3.1%
Air Lease Corp.(a)
$ 2,500,000	3.000%	09/15/23	$ 2,484,195
Aircastle Ltd.(a)
1,000,000	4.250	06/15/26	939,750
American Express Co.(a)
3,115,000	3.125	05/20/26	3,523,067
Brookfield Finance, Inc.(a)
2,000,000	4.250	06/02/26	2,276,942
Capital One Bank USA NA(a)(c) (SOFR + 0.911%)
4,000,000	2.280	01/28/26	4,169,179
CDP Financial, Inc.(b)
1,000,000	3.150	07/24/24	1,102,931
CME Group, Inc.
1,685,000	3.000	09/15/22	1,778,383
Franklin Resources, Inc.
5,000,000	2.850	03/30/25	5,452,959
Invesco Finance PLC
6,509,000	3.125	11/30/22	6,900,949
Janus Capital Group, Inc.(a)
3,000,000	4.875	08/01/25	3,375,893
Legg Mason, Inc.
3,895,000	5.625	01/15/44	5,252,081
The Charles Schwab Corp.
2,500,000	3.225	09/01/22	2,647,650

			39,903,979

Electric – 3.4%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	3,141,875
Consumers Energy Co.(a)
3,290,000	3.950	07/15/47	4,380,466
Duke Energy Progress LLC(a)
2,000,000	2.800	05/15/22	2,076,515
Entergy Louisiana LLC(a)
3,000,000	3.780	04/01/25	3,309,637
Gulf Power Co.(a)
1,250,000	4.550	10/01/44	1,636,335
Louisville Gas & Electric Co.(a)
1,850,000	4.650	11/15/43	2,474,025
National Grid USA
3,375,000	8.000	11/15/30	4,773,779
Ohio Power Co.
2,870,000	5.850	10/01/35	4,091,172
PacifiCorp
1,900,000	6.100	08/01/36	2,842,592
Pacific Gas and Electric Co.(a)
1,000,000	4.550	07/01/30	1,145,394
1,000,000	4.950	07/01/50	1,224,995
PPL Electric Utilities Corp.(a)
1,025,000	4.750	07/15/43	1,432,048
PSEG Power LLC
5,500,000	8.625	04/15/31	8,214,449
Southern California Edison Co.
1,000,000	5.550	01/15/37	1,310,373
Wisconsin Public Service Corp.(a)
3,000,000	3.300	09/01/49	3,495,280

			45,548,935

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical Equipment – 0.5%
Emerson Electric Co.
$ 2,000,000	1.800	%(a)	10/15/27	$ 2,131,519
1,000,000	6.125		04/15/39	1,511,255

				3,642,774

Electronics(a) – 0.2%
PerkinElmer, Inc.
2,410,000	3.300		09/15/29	2,718,080

Gas(a) – 0.6%
Atmos Energy Corp.
1,400,000	4.125		03/15/49	1,873,319
Boston Gas Co.(b)
1,000,000	3.001		08/01/29	1,123,183
Northwest Natural Gas Co.
4,650,000	3.869		06/15/49	5,423,857

				8,420,359

Healthcare-Services – 2.4%
Adventist Health System(a)
7,000,000	2.952		03/01/29	7,336,226
Ascension Health
3,000,000	2.532	(a)	11/15/29	3,266,964
1,500,000	3.945		11/15/46	1,984,225
Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	4,429,301
Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,496,253
Mayo Clinic
2,600,000	3.774		11/15/43	3,157,170
SSM Health Care Corp.(a)
3,000,000	3.688		06/01/23	3,247,345
4,990,000	3.823		06/01/27	5,521,661

				31,439,145

Insurance – 4.0%
American International Group, Inc.(a)
2,000,000	3.750		07/10/25	2,254,885
Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	3,245,858
Berkshire Hathaway Finance Corp.(a)
4,220,000	4.200		08/15/48	5,740,273
Guardian Life Global Funding(b)
2,000,000	2.000		04/26/21	2,025,775
Loews Corp.
3,000,000	6.000		02/01/35	4,273,977
MassMutual Global Funding II(b)
6,150,000	2.950		01/11/25	6,745,938
MetLife, Inc.(a)
2,055,000	10.750		08/01/39	3,373,638
Metropolitan Life Global Funding I(b)
1,360,000	2.400		06/17/22	1,414,305
Prudential Financial, Inc.(a)(c) (3M USD LIBOR + 4.175%)
2,000,000	5.875		09/15/42	2,143,200
Reinsurance Group of America, Inc.
2,100,000	5.000		06/01/21	2,176,658

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Reinsurance Group of America, Inc.
$ 2,000,000	3.950	%(a)	09/15/26	$ 2,236,813
Reliance Standard Life Global Funding II(b)
1,750,000	2.750		01/21/27	1,766,426
Teachers Insurance & Annuity Association of America(a)(b)
3,000,000	4.270		05/15/47	3,812,233
The Prudential Insurance Co. of America(b)
2,775,000	8.300		07/01/25	3,647,677
The Travelers Cos., Inc.(a)
2,000,000	4.100		03/04/49	2,684,379
Travelers Property Casualty Corp.
1,493,000	7.750		04/15/26	2,019,798
Voya Financial, Inc.
1,800,000	3.650		06/15/26	2,025,792

				51,587,625

Internet(a) – 0.2%
Booking Holdings, Inc.
1,750,000	3.600		06/01/26	1,971,230
TD Ameritrade Holding Corp.
1,225,000	2.750		10/01/29	1,376,585

				3,347,815

Machinery-Diversified(a) – 0.3%
Rockwell Automation, Inc.
3,000,000	3.500		03/01/29	3,506,301

Media – 0.6%
CBS Corp.
2,500,000	7.875		09/01/23	2,916,399
Comcast Corp.
1,250,000	6.400		05/15/38	1,970,344
The Walt Disney Co.
1,000,000	3.700		03/23/27	1,159,917
1,000,000	7.125		04/08/28	1,391,793

				7,438,453

Metals & Mining – 0.3%
The Timken Co.
2,750,000	6.875		05/08/28	3,389,181

Miscellaneous Manufacturing – 0.6%
General Electric Co.
1,500,000	4.500		03/11/44	1,586,452
(3M USD LIBOR + 3.330%)
3,748,000	5.000	(a)(c)	12/29/49	2,970,290
Siemens Financieringsmaatschappij NV(b)
3,000,000	2.700		03/16/22	3,105,920

				7,662,662

Oil-Field Services – 3.4%
Apache Corp.
2,835,000	5.100	(a)	09/01/40	2,749,950
1,360,000	7.375		08/15/47	1,332,800
BP Capital Markets America, Inc.
3,250,000	2.750		05/10/23	3,445,198
4,000,000	3.543	(a)	04/06/27	4,540,128
Equinor ASA
1,795,000	6.800		01/15/28	2,409,101
Exxon Mobil Corp.(a)
3,000,000	2.726		03/01/23	3,170,671

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil-Field Services – (continued)
Halliburton Co.(a)
$ 5,000,000	5.000%		11/15/45	$ 5,341,676
HollyFrontier Corp.(a)
3,850,000	5.875		04/01/26	4,224,779
Phillips 66(a)
3,000,000	4.650		11/15/34	3,758,829
Saudi Arabian Oil Co.(b)
5,000,000	3.500		04/16/29	5,585,710
Schlumberger Investment SA(a)
3,600,000	2.650		06/26/30	3,743,497
Tosco Corp.
2,095,000	8.125		02/15/30	3,113,501

				43,415,840

Paper and Forest Products – 0.8%
Georgia-Pacific LLC(a)(b)
5,000,000	2.100		04/30/27	5,312,262
International Paper Co.
2,925,000	8.700		06/15/38	4,688,271

				10,000,533

Pharmaceuticals – 1.8%
Bristol-Myers Squibb Co.(a)
3,250,000	3.900		02/20/28	3,884,075
CVS Pass-Through Trust(b)
2,547,481	7.507		01/10/32	3,211,288
Johnson & Johnson
4,970,000	5.950		08/15/37	7,897,398
Pfizer, Inc.
2,900,000	7.200		03/15/39	5,112,722
2,500,000	2.700	(a)	05/28/50	2,791,172

				22,896,655

Pipelines – 1.9%
Buckeye Partners LP(a)
1,425,000	4.350		10/15/24	1,428,563
DCP Midstream Operating LP
3,397,000	8.125		08/16/30	3,968,307
Energy Transfer Operating LP(a)
3,000,000	4.900		03/15/35	3,040,251
Kinder Morgan Energy Partners LP
4,175,000	5.800		03/15/35	5,128,091
Tennessee Gas Pipeline Co. LLC
628,000	8.375		06/15/32	859,763
1,450,000	7.625		04/01/37	2,011,921
TransCanada PipeLines Ltd.(a)
2,500,000	4.875		01/15/26	2,985,293
Transcanada Trust(a)(c) (3M USD LIBOR + 3.208%)
4,660,000	5.300		03/15/77	4,706,600

				24,128,789

Real Estate – 3.7%
Columbia Property Trust Operating Partnership LP(a)
2,485,000	4.150		04/01/25	2,645,183
ERP Operating LP(a)
1,505,000	2.850		11/01/26	1,677,456
Mid-America Apartments LP(a)
1,860,000	4.300		10/15/23	2,036,209

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate – (continued)
Mid-America Apartments LP(a)
$ 1,700,000	3.600%	06/01/27	$ 1,918,847
National Retail Properties, Inc.(a)
1,000,000	3.900	06/15/24	1,085,506
Office Properties Income Trust(a)
4,000,000	4.250	05/15/24	4,006,221
Omega Healthcare Investors, Inc.(a)
4,500,000	4.750	01/15/28	4,933,236
Piedmont Operating Partnership LP(a)
1,290,000	3.400	06/01/23	1,318,143
2,800,000	4.450	03/15/24	2,909,613
Post Apartment Homes LP(a)
1,500,000	3.375	12/01/22	1,568,809
SBA Tower Trust(b)
3,520,000	3.448	03/15/23	3,690,047
1,575,000	2.836	01/15/25	1,643,692
Scentre Group Trust 1/Scentre Group Trust 2(a)(b)
4,000,000	3.750	03/23/27	4,260,071
Simon Property Group LP(a)
2,815,000	3.750	02/01/24	3,051,171
STORE Capital Corp.(a)
2,000,000	4.500	03/15/28	2,121,194
Ventas Realty LP(a)
2,910,000	3.500	02/01/25	3,100,389
VEREIT Operating Partnership LP(a)
2,400,000	3.950	08/15/27	2,569,736
Washington Real Estate Investment Trust(a)
1,580,000	3.950	10/15/22	1,618,038
Weingarten Realty Investors(a)
1,000,000	3.850	06/01/25	1,037,247

			47,190,808

Semiconductors(a) – 1.3%
Broadcom, Inc.(b)
3,500,000	4.250	04/15/26	3,953,405
Maxim Integrated Products, Inc.
5,016,000	3.375	03/15/23	5,317,024
QUALCOMM, Inc.
2,930,000	3.250	05/20/27	3,358,815
Texas Instruments, Inc.
2,925,000	3.875	03/15/39	3,821,009

			16,450,253

Software(a) – 0.2%
Adobe, Inc.
2,000,000	2.150	02/01/27	2,175,663

Telecommunications – 1.3%
AT&T, Inc.(a)
4,380,000	3.600	07/15/25	4,930,865
Bell Canada, Inc.(a)
2,600,000	4.464	04/01/48	3,485,746
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(b)
2,000,000	4.738	03/20/25	2,175,000
Verizon Communications, Inc.
4,748,000	4.329	09/21/28	5,861,650

			16,453,261

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Transportation – 1.3%
Burlington Northern Santa Fe LLC(a)
$ 1,220,000	4.950%		09/15/41	$ 1,712,939
Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,858,009
1,310,000	2.450	(a)	05/01/50	1,407,971
Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	2,992,268
2,500,000	6.125	(a)(e)	09/15/15	4,230,348
Kansas City Southern(a)
1,000,000	4.950		08/15/45	1,385,856
1,500,000	4.700		05/01/48	2,051,405
The Kansas City Southern Railway Co.(a)
500,000	4.950		08/15/45	692,928

				16,331,724

TOTAL CORPORATE OBLIGATIONS (Cost $525,230,834)				$ 583,547,520

Mortgage-Backed Obligations – 15.3%
Collateralized Mortgage Obligations – 13.0%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(c)(f)
$ 80,529	3.769%		04/25/35	$ 80,246
Agate Bay Mortgage Loan Trust Series 2014-3, Class A2(b)(c)(f)
2,051,965	3.500		11/25/44	2,118,358
Agate Bay Mortgage Loan Trust Series 2015-3, Class A8(b)(c)(f)
440,599	3.000		04/25/45	442,923
Agate Bay Mortgage Loan Trust Series 2016-1, Class A5(b)(c)(f)
601,283	3.500		12/25/45	602,249
Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(b)(c)(f)
765,941	3.500		03/25/46	791,458
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
15,334	5.500		11/25/20	15,054
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
4,811	6.000		04/25/36	4,798
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)(f)
1,118,472	3.719		11/25/35	914,998
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(g)
229,491	5.750		01/25/34	236,499
Citicorp Mortgage Securities Trust, Inc. Series 2006-4, Class 3A1
2,756	5.500		08/25/21	2,756
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
556,126	6.750		08/25/34	599,701
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(c)(f)
132,365	4.210		12/25/35	121,318
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(c)(f)
72,656	4.028		04/25/37	66,977
Citigroup Mortgage Loan Trust, Inc. Series 2015-A, Class A1(b)(c)(f)
810,257	3.500		06/25/58	833,095
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
23,581	5.250		09/25/19	23,590
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
14,845	6.500		08/25/32	15,151
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
14,417	6.000		07/25/37	14,528

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Countrywide Home Loans Trust Series 2005-27, Class 2A1
$ 558,030	5.500%	12/25/35	$ 407,431
Countrywide Home Loans Trust Series 2005-6, Class 2A1
98,929	5.500	04/25/35	93,779
Countrywide Home Loans Trust Series 2005-7, Class 1A1(c) (1M USD LIBOR + 0.540%)
666,566	0.712	03/25/35	643,096
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
153,342	5.250	07/25/33	160,200
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
203,820	5.500	07/25/35	203,384
CSMC Trust Series 2013-6, Class 1A1(b)(c)(f)
9,339,271	2.500	07/25/28	9,523,900
CSMC Trust Series 2014-WIN2, Class A3(b)(c)(f)
1,669,775	3.500	10/25/44	1,727,890
CSMC Trust Series 2017-HL2, Class A1(b)(c)(f)
2,704,182	3.500	10/25/47	2,802,460
CSMC Trust Series 2017-HL2, Class A3(b)(c)(f)
1,861,352	3.500	10/25/47	1,901,132
EverBank Mortgage Loan Trust Series 2013-2, Class A(b)(c)(f)
1,866,626	3.000	06/25/43	1,957,732
FHLMC REMIC Series 1579, Class PM
30,126	6.700	09/15/23	32,137
FHLMC REMIC Series 2103, Class TE
40,235	6.000	12/15/28	46,279
FHLMC REMIC Series 2110, Class PG
184,064	6.000	01/15/29	209,256
FHLMC REMIC Series 2391, Class Z
496,994	6.000	12/15/31	561,995
FHLMC REMIC Series 2603, Class C
109,268	5.500	04/15/23	113,318
FHLMC REMIC Series 2866, Class DH
29,316	4.000	09/15/34	29,540
FHLMC REMIC Series 4088, Class EP
2,337,485	2.750	09/15/41	2,424,171
FHLMC REMIC Series 4272, Class DG
846,551	3.000	04/15/43	869,345
FHLMC REMIC Series 4370, Class PA
684,420	3.500	09/15/41	725,713
FHLMC REMIC Series 4679, Class DY
264,429	3.500	07/15/42	276,471
FHLMC REMIC Series 4710, Class WA
346,481	3.500	03/15/44	353,681
FHLMC REMIC Series 4729, Class AG
2,365,000	3.000	01/15/44	2,430,756
FHLMC REMIC Series 4770, Class JH
999,399	4.500	10/15/45	1,034,455
FHLMC REMIC Series 4792, Class AC
649,414	3.500	05/15/48	684,764
FHLMC REMIC Series 4840, Class MB
8,505,855	4.500	09/15/46	9,208,491
FHLMC REMIC Series 4841, Class VH
4,217,000	4.500	10/15/37	4,622,658
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
940,440	5.500	05/25/35	825,616

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Flagstar Mortgage Trust Series 2017-2, Class A5(b)(c)(f)
$ 740,148	3.500%	10/25/47	$ 744,841
Flagstar Mortgage Trust Series 2018-2, Class A4(b)(c)(f)
4,910,061	3.500	04/25/48	4,980,505
Flagstar Mortgage Trust Series 2019-1INV, Class A3(b)(c)(f)
4,250,158	3.500	10/25/49	4,394,059
FNMA REMIC Series 2001-45, Class WG
37,140	6.500	09/25/31	41,333
FNMA REMIC Series 2003-117, Class KB
2,108,996	6.000	12/25/33	2,498,330
FNMA REMIC Series 2003-14, Class AP
22,144	4.000	03/25/33	23,243
FNMA REMIC Series 2004-53, Class NC
155,673	5.500	07/25/24	163,325
FNMA REMIC Series 2015-2, Class PA
2,751,392	2.250	03/25/44	2,837,242
FNMA REMIC Series 2015-30, Class JA
2,076,461	2.000	05/25/45	2,148,156
FNMA REMIC Series 2016-16, Class PD
2,815,018	3.000	12/25/44	2,923,380
FNMA REMIC Series 2017-110, Class A
9,700,784	3.500	03/25/38	9,904,175
FNMA REMIC Series 2019-78, Class VD
1,643,000	3.000	01/25/40	1,715,131
FNMA Series 2003-W6, Class 3A
77,591	6.500	09/25/42	91,635
GNMA REMIC Series 2015-167, Class KM
231,802	3.000	12/20/43	245,500
GNMA REMIC Series 2015-94, Class AT
835,177	2.250	07/16/45	875,101
GNMA REMIC Series 2016-129, Class W
778,146	2.500	07/20/46	804,184
GNMA REMIC Series 2018-160, Class GE
686,607	4.500	01/20/47	706,577
GNMA REMIC Series 2018-37, Class KT
1,104,511	3.500	03/20/48	1,182,847
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(c) (1M USD LIBOR + 0.340%)
366,741	0.512	12/25/34	347,439
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)(f)
80,565	2.906	06/25/34	76,240
Impac CMB Trust Series 2003-2F, Class A(g)
212,225	5.730	01/25/33	223,284
Impac CMB Trust Series 2004-4, Class 1A1(c) (1M USD LIBOR + 0.640%)
441,963	0.812	09/25/34	418,815
Impac CMB Trust Series 2004-4, Class 2A2(g)
1,565,721	4.956	09/25/34	1,650,681
Impac Secured Assets Corp. Series 2004-2, Class A6(g)
6,874	4.314	08/25/34	6,941
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
990,144	6.000	03/25/36	776,325
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)(f)
205,010	3.710	04/25/37	177,512
JPMorgan Mortgage Trust Series 2013-3, Class A3(b)(c)(f)
1,442,750	3.382	07/25/43	1,527,271
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(b)(c)(f)
1,359,608	3.000	06/25/29	1,376,408

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
JPMorgan Mortgage Trust Series 2015-6, Class A5(b)(c)(f)
$ 1,226,986	3.500%	10/25/45	$ 1,239,433
JPMorgan Mortgage Trust Series 2017-3, Class 1A3(b)(c)(f)
5,484,594	3.500	08/25/47	5,625,101
JPMorgan Mortgage Trust Series 2017-4, Class A3(b)(c)(f)
1,533,204	3.500	11/25/48	1,581,558
JPMorgan Mortgage Trust Series 2017-4, Class A5(b)(c)(f)
870,401	3.500	11/25/48	876,558
JPMorgan Mortgage Trust Series 2017-6, Class A3(b)(c)(f)
4,581,074	3.500	12/25/48	4,727,350
JPMorgan Mortgage Trust Series 2018-4, Class A5(b)(c)(f)
2,210,031	3.500	10/25/48	2,256,194
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)(f)
413,060	3.672	07/25/33	398,448
Master Alternative Loans Trust Series 2004-4, Class 1A1
92,111	5.500	05/25/34	95,638
Master Alternative Loans Trust Series 2004-4, Class 8A1
565,812	6.500	05/25/34	593,076
Master Alternative Loans Trust Series 2004-9, Class A6(g)
2,698	5.643	08/25/34	2,714
Mello Mortgage Capital Acceptance Series 2018-MTG1, Class A1(b)(c)(f)
1,944,731	3.500	03/25/48	2,002,279
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(c)(f)
121,698	2.874	03/25/33	118,319
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)(f)
656,370	5.358	11/25/35	552,819
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
693,787	6.000	08/25/37	471,589
NRP Mortgage Trust Series 2013-1, Class A23(b)(c)(f)
1,002,542	3.250	07/25/43	1,011,450
OBX Trust Series 2019-INV2, Class A5(b)(c)(f)
857,461	4.000	05/27/49	881,237
PHH Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(c) (1M USD LIBOR + 2.250%)
492,874	2.421	05/25/38	480,199
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(c)(f)
276,616	4.462	11/25/21	232,741
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(c)(f)
14,611	4.626	07/25/35	14,801
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(c) (1M USD LIBOR + 0.500%)
172,366	0.672	07/25/35	133,520
Residential Asset Securitization Trust Series 2004-A6, Class A1
5,888	5.000	08/25/19	5,884
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
100,537	5.500	11/25/35	95,256
Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
3,757,050	3.000	07/25/56	4,049,245
Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,385,312

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Sequoia Mortgage Trust Series 2004-10, Class A1A(c) (1M USD LIBOR + 0.620%)
$ 277,030	0.807%	11/20/34	$ 259,045
Sequoia Mortgage Trust Series 2012-2, Class A3(c)(f)
570,486	3.500	04/25/42	592,613
Sequoia Mortgage Trust Series 2013-2, Class A1(c)(f)
1,719,728	1.874	02/25/43	1,732,686
Sequoia Mortgage Trust Series 2013-6, Class A1(c)(f)
3,302,903	2.500	05/25/43	3,387,790
Sequoia Mortgage Trust Series 2015-2, Class A10(b)(c)(f)
1,857,660	3.500	05/25/45	1,881,494
Sequoia Mortgage Trust Series 2015-3, Class A4(b)(c)(f)
1,388,187	3.500	07/25/45	1,400,058
Sequoia Mortgage Trust Series 2015-3, Class A5(b)(c)(f)
991,562	3.000	07/25/45	998,633
Sequoia Mortgage Trust Series 2015-4, Class A1(b)(c)(f)
1,406,644	3.000	11/25/30	1,438,895
Sequoia Mortgage Trust Series 2016-3, Class A1(b)(c)(f)
1,961,094	3.500	11/25/46	2,025,724
Sequoia Mortgage Trust Series 2017-1, Class A4(b)(c)(f)
3,576,846	3.500	02/25/47	3,612,658
Sequoia Mortgage Trust Series 2017-5, Class A1(b)(c)(f)
2,095,659	3.500	08/25/47	2,158,869
Sequoia Mortgage Trust Series 2017-6, Class A1(b)(c)(f)
5,703,326	3.500	09/25/47	5,898,876
Sequoia Mortgage Trust Series 2018-2, Class A1(b)(c)(f)
1,983,020	3.500	02/25/48	2,041,484
Shellpoint Co-Originator Trust Series 2017-2, Class A1(b)(c)(f)
4,864,076	3.500	10/25/47	4,988,359
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)(f)
493,997	3.652	10/25/34	495,912
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)(f)
86,579	3.685	04/25/34	83,889
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(c)(f)
179,776	3.478	10/25/33	175,719
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(c)(f)
220,697	3.666	11/25/33	217,259
Structured Asset Securities Corp. Series 2003-34A, Class 6A(c)(f)
187,145	3.847	11/25/33	177,796
WinWater Mortgage Loan Trust Series 2015-5, Class A3(b)(c)(f)
5,813,436	3.500	08/20/45	6,010,545
WinWater Mortgage Loan Trust Series 2015-5, Class A5(b)(c)(f)
884,373	3.500	08/20/45	889,956
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(b)(c)(f)
3,014,320	3.500	01/20/46	3,114,889

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $161,674,007)			$ 166,027,699

Commercial Mortgage Obligations – 0.8%
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A2
$ 82,425	2.674%	04/10/48	$ 82,393
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
937,761	3.147	02/10/47	947,140

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
Commercial Mortgage Trust Series 2014-CR15, Class A2
$ 1,475,045	2.928%		02/10/47	$ 1,489,195
GNMA REMIC Series 2013-68, Class B(c)(f)
1,040,000	2.500		08/16/43	1,084,870
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
13,578	3.046		04/15/47	13,629
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(b)
3,000,000	2.579		03/10/49	3,053,292
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
4,067,991	2.739		04/15/48	4,065,782

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $10,731,240)				$ 10,736,301

Federal Agencies – 1.1%
FHLMC
$ 104,435	7.000%		05/01/26	$ 114,347
19,440	7.500		12/01/30	23,432
24,196	7.500		01/01/31	28,909
53,019	7.000		08/01/31	61,533
614,139	5.000		05/01/33	700,734
968,630	4.000		06/01/42	1,082,067
1,294,711	3.000		06/01/45	1,355,208
(1 Year CMT + 2.229%)
81,085	3.671	(c)	05/01/34	84,941
(12M USD LIBOR + 1.600%)
2,062,119	2.776	(c)	07/01/45	2,166,062
(12M USD LIBOR + 1.841%)
77,584	3.842	(c)	01/01/36	78,004
FNMA
13,264	9.000		02/01/25	13,498
801,985	2.500		05/01/28	841,838
4,714	8.000		07/01/28	4,752
1,068,951	4.500		01/01/48	1,121,360
(12M USD LIBOR + 1.584%)
636,295	2.640	(c)	12/01/45	658,727
(12M USD LIBOR + 1.740%)
58,710	3.925	(c)	10/01/34	58,856
(12M USD LIBOR + 1.760%)
77,014	3.760	(c)	02/01/35	77,568
(6M USD LIBOR + 1.413%)
17,520	3.288	(c)	02/01/33	17,627
GNMA
14,620	8.000		02/15/22	14,890
15,456	7.500		08/20/25	16,887
68,553	7.500		07/20/26	77,780
34,114	6.500		04/15/31	37,975
120,529	6.500		05/15/31	135,902
3,088,016	2.500		06/20/31	3,174,373
402,920	5.000		02/20/49	436,853
UMBS
6,958	6.500		03/01/26	7,746
16,691	6.500		10/01/28	18,656
28,538	6.000		07/01/29	31,742
10,345	7.500		09/01/29	10,480
28,982	7.000		03/01/31	32,918
15,695	7.000		11/01/31	16,367

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
UMBS – (continued)
$ 4,784	7.500%	03/01/31	$ 5,445
28,483	7.000	01/01/32	29,109
70,946	6.000	12/01/32	79,107
24,827	5.000	07/01/33	27,131
1,956,936	3.500	08/01/35	2,114,558
3,800,693	5.000	08/01/48	4,252,334

TOTAL FEDERAL AGENCIES (Cost $ 18,358,331)			19,009,716

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $190,763,578)			$ 195,773,716

Asset-Backed Securities – 14.8%
Automotive(b) – 3.3%
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A
$ 4,333,333	2.630%	12/20/21	$ 4,337,759
Avis Budget Rental Car Funding AESOP LLC Series 2017-2A, Class A
2,180,000	2.970	03/20/24	2,203,106
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A
4,150,000	3.700	09/20/24	4,212,315
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A
11,100,000	2.360	03/20/26	11,118,238
Ford Credit Auto Owner Trust Series 2016-1, Class A
7,000,000	2.310	08/15/27	7,063,624
Ford Credit Auto Owner Trust Series 2017-1, Class A
2,500,000	2.620	08/15/28	2,576,399
Ford Credit Auto Owner Trust Series 2018-1, Class A
5,000,000	3.190	07/15/31	5,353,262
Hertz Vehicle Financing II LP Series 2018-1A, Class A
1,986,717	3.290	02/25/24	1,987,457
Hertz Vehicle Financing II LP Series 2019-1A, Class A
3,073,993	3.710	03/25/23	3,071,718

			41,923,878

Home Equity – 0.9%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(c) (1M USD LIBOR + 0.780%)
789,301	0.952	01/25/35	777,319
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(g)
566,224	4.158	05/25/34	579,669
EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(g)
205,825	4.250	09/25/33	216,146
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c) (1M USD LIBOR + 0.675%)
2,915,630	0.847	12/25/34	2,792,939
New Residential Mortgage Loan Trust Series 2017-6A, Class A1(b)(c)(f)
4,344,135	4.000	08/27/57	4,658,683
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(g)
884,130	5.140	11/25/35	924,940

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Home Equity – (continued)
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(g)
$ 1,279,844	7.490%	07/25/29	$ 1,331,908

			11,281,604

Manufactured Housing – 0.0%
Green Tree Financial Corp. Series 1998-3, Class A5
288,828	6.220	03/01/30	294,476
Green Tree Financial Corp. Series 1998-3, Class A6(c)(f)
36,075	6.760	03/01/30	36,761
Mid-State Trust Series 2011, Class A1
164,992	4.864	07/15/38	176,464

			507,701

Other – 8.7%
AFN LLC Series 2019-1A, Class A1(b)
4,941,667	3.780	05/20/49	4,924,065
ARL Second LLC Series 2014-1A, Class A1(b)
1,094,525	2.920	06/15/44	1,087,114
CAL Funding III Ltd. Series 2018-1A, Class A(b)
4,170,833	3.960	02/25/43	4,188,565
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(g)
1,161,056	5.907	06/25/32	1,163,936
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(c) (1M USD LIBOR + 0.460%)
4,161,298	0.632	12/25/33	3,813,794
CLI Funding LLC Series 2018-1A, Class A(b)
952,854	4.030	04/18/43	968,057
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(b)(c) (1M LIBOR + 0.200%)
476,405	0.372	02/25/37	423,104
Cronos Containers Program Ltd. Series 2013-1A, Class A(b)
275,000	3.080	04/18/28	273,812
Cronos Containers Program Ltd. Series 2014-2A, Class A(b)
1,851,852	3.270	11/18/29	1,846,073
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(b)
6,321,250	4.118	07/25/47	6,897,685
Global SC Finance IV Ltd. Series 2017-1A, Class A(b)
1,800,724	3.850	04/15/37	1,803,730
Global SC Finance SRL Series 2013-1A, Class A(b)
808,500	2.980	04/17/28	806,703
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3(b)
381,569	2.600	06/15/21	383,050
Harvest SBA Loan Trust Series 2018-1, Class A(b)(c) (1M USD LIBOR + 2.250%)
3,300,976	2.422	08/25/44	3,167,599
Home Partners of America Trust Series 2019-1, Class A(b)
7,634,645	2.908	09/17/39	7,948,429
Invitation Homes Trust Series 2018-SFR2, Class A(b)(c) (1M USD LIBOR + 0.900%)
4,149,471	1.075	06/17/37	4,102,675
Jimmy Johns Funding LLC Series 2017-1A, Class A2I(b)
4,850,000	3.610	07/30/47	4,850,873

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(c) (1M USD LIBOR + 0.620%)
$ 189,268	0.792%	08/25/33	$ 182,908
Longtrain Leasing III LLC Series 2015-1A, Class A1(b)
2,590,549	2.980	01/15/45	2,616,663
Longtrain Leasing III LLC Series 2015-1A, Class A2(b)
4,900,951	4.060	01/15/45	4,974,622
NP SPE II LLC Series 2016-1A, Class A1(b)
2,393,202	4.164	04/20/46	2,507,097
Progress Residential Trust Series 2020-SFR2, Class A(b)
1,000,000	2.078	06/18/37	1,026,349
Sofi Consumer Loan Program Trust Series 2018-3, Class A2(b)
3,290,437	3.670	08/25/27	3,327,415
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
7,796,321	3.242	01/01/31	8,409,891
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(c) (1M USD LIBOR + 1.125%)
359,079	1.297	06/25/33	358,003
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(g)
239,573	5.750	06/25/35	245,541
TAL Advantage V LLC Series 2014-3A, Class A(b)
2,166,667	3.270	11/21/39	2,163,932
Towd Point Mortgage Trust Series 2015-1, Class 1A2(b)(c)(f)
5,000,000	3.250	11/25/60	5,209,416
Towd Point Mortgage Trust Series 2015-4, Class A1B(b)(c)(f)
1,409,498	2.750	04/25/55	1,418,228
Towd Point Mortgage Trust Series 2016-2, Class A1(b)(c)(f)
646,241	3.000	08/25/55	662,372
Towd Point Mortgage Trust Series 2016-3, Class A1(b)(c)(f)
1,702,438	2.250	04/25/56	1,714,551
Towd Point Mortgage Trust Series 2017-3, Class A2(b)(c)(f)
1,850,000	3.000	07/25/57	1,937,372
Towd Point Mortgage Trust Series 2018-2,Class A2(b)(c)(f)
5,500,000	3.500	03/25/58	5,830,874
Trafigura Securitisation Finance PLC Series 2018-1A, Class A2(b)
4,335,000	3.730	03/15/22	4,396,377
Trinity Rail Leasing LLC Series 2019-1A, Class A(b)
4,771,396	3.820	04/17/49	4,886,224
Trinity Rail Leasing LLC Series 2019-2A, Class A2(b)
3,000,000	3.100	10/18/49	2,929,374
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2(b)
1,463,750	4.072	02/16/43	1,517,072
Wendy’s Funding LLC Series 2019-1A, Class A2I(b)
2,940,000	3.783	06/15/49	3,135,304
Wendys Funding LLC Series 2018-1A, Class A2I(b)
2,925,000	3.573	03/15/48	3,036,793

			111,135,642

Student Loan – 1.9%
DRB Prime Student Loan Trust Series 2016-B, Class A2(b)
915,870	2.890	06/25/40	934,393
DRB Prime Student Loan Trust Series 2017-A, Class A2B(b)
2,375,281	2.850	05/27/42	2,440,877
Massachusetts Educational Financing Authority Series 2018-A, Class A
3,304,461	3.850	05/25/33	3,418,267

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan – (continued)
Navient Private Education Loan Trust Series 2015-AA, Class A2A(b)
$ 3,167,216	2.650%	12/15/28	$ 3,209,802
Navient Private Education Refi Loan Trust Series 2018-A, Class A2(b)
1,046,764	3.190	02/18/42	1,069,512
Sofi Professional Loan Program LLC Series 2016-B, Class A2B(b)
1,214,424	2.740	10/25/32	1,238,275
Sofi Professional Loan Program LLC Series 2016-E, Class A2B(b)
2,046,146	2.490	01/25/36	2,075,155
Sofi Professional Loan Program Trust Series 2018-C, Class A2FX(b)
6,000,000	3.590	01/25/48	6,326,650
South Carolina Student Loan Corp. Series 2015-A, Class A(c) (1M USD LIBOR + 1.500%)
2,254,897	1.672	01/25/36	2,250,201
Towd Point Asset Trust Series 2018-SL1, Class A(b)(c) (1M USD LIBOR + 0.600%)
1,999,266	0.772	01/25/46	1,956,183

			24,919,315

TOTAL ASSET-BACKED SECURITIES (Cost $184,405,435)			$ 189,768,140

U.S. Treasury Obligations – 11.0%
United States Treasury Bonds
$ 5,000,000	3.125%	11/15/41	$ 7,012,500
5,000,000	2.750	08/15/42	6,659,375
9,000,000	2.750	11/15/42	11,979,492
4,000,000	2.500	02/15/45	5,147,344
10,000,000	2.500	02/15/46	12,936,328
United States Treasury Inflation Indexed Bonds
5,307,050	0.375	01/15/27	5,831,766
7,942,760	0.750	02/15/42	10,136,794
United States Treasury Notes
10,000,000	1.375	08/31/20	10,009,619
3,000,000	1.750	10/31/20	3,011,819
6,000,000	1.750	09/30/22	6,210,937
1,000,000	2.125	12/31/22	1,048,281
5,000,000	1.375	08/31/23	5,191,797
5,000,000	2.250	01/31/24	5,366,797
10,000,000	2.125	03/31/24	10,720,312
6,000,000	2.875	05/31/25	6,766,875
10,000,000	1.500	08/15/26	10,703,125
10,000,000	2.250	02/15/27	11,221,094
10,000,000	1.625	08/15/29	10,998,047

TOTAL U.S. TREASURY OBLIGATIONS (Cost $125,258,529)			$ 140,952,302

Municipal Bond Obligations – 9.1%
Alaska(a) – 0.1%
Anchorage AK Certificate Participation (Taxable) Series A
$ 1,290,000	2.765%	07/01/22	$ 1,331,912

California – 1.9%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds(a)
4,000,000	5.685	10/01/40	5,838,320

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
California – (continued)
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(a)(h)
$ 5,000,000	0.000%	08/01/38	$ 2,957,000
California State Municipal Finance Authority Refunding Revenue Bonds (Taxable-Refunding-University Of San Diego) Series B
3,130,000	2.536	10/01/29	3,236,827
Foothill-De Anza CA Community College District GO Bonds (Taxable - Election of 2006) Series E(a)
1,730,000	3.223	08/01/38	1,908,796
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B(a)
3,000,000	6.507	08/01/43	4,622,640
Poway CA Unified School District GO Bonds (Taxable-Refunding-Improvement Date 2002-1) Series 2019
3,750,000	2.414	08/01/27	3,942,337
San Mateo Union High School District GO Bonds Refunding Taxable Series B(a)
2,055,000	2.520	09/01/20	2,058,267

			24,564,187

Connecticut – 0.3%
Connecticut State GO Bonds Unlimited (Taxable) Series A (a)
3,500,000	3.743	09/15/25	3,965,430

Idaho(a) – 0.5%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011(b)
4,100,000	7.000	01/01/31	4,282,081
Idaho State Building Authority Revenue Bonds Taxable (Idaho Board of Education Project) Series A
1,500,000	3.120	09/01/24	1,601,640

			5,883,721

Illinois – 0.4%
Will County Elementary School District No 122 GO Bonds (Taxable-Refunding) Series A
2,750,000	2.111	10/01/27	2,841,465
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,240,470
Winnebago County IL GO Bonds Series 2018
1,035,000	3.900	12/30/25	1,160,152

			5,242,087

Indiana(a) – 0.1%
Indiana University Revenue Bonds (Taxable-Refunding) Series B
1,000,000	2.767	06/01/37	1,091,570

Kentucky – 0.6%
Kentucky State Property & Buildings Commission Revenue Bonds (Taxable-Refunding) Series D
5,000,000	2.522	11/01/27	5,198,100
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B(a)
2,890,000	2.750	12/01/33	3,104,062

			8,302,162

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – 0.6%
Cedar Springs MI Public School District GO Bonds (Taxable-Refunding) Series B (Q-SBLF)
$ 1,800,000	2.035%	05/01/21	$ 1,813,338
Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	1,956,955
Fraser MI Public School District GO Bonds (Taxable-Refunding) Series 2019 (Q-SBLF)
2,150,000	2.380	05/01/29	2,233,549
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment) (Q-SBLF)(a)
1,500,000	5.875	05/01/22	1,516,605

			7,520,447

Mississippi(a) – 0.4%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (Taxable-Refunding-University) Series B
1,465,000	3.000	06/01/23	1,517,623
State of Mississippi GO (Taxable-Refunding-Bonds) Series 2020
3,000,000	1.282	11/01/28	3,035,370

			4,552,993

Missouri(a) – 0.6%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	3,974,150
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	3,064,460

			7,038,610

Nebraska – 0.3%
University of Nebraska Facilities Corp. Revenue Bonds (Taxable-Refunding) Series A
3,750,000	2.175	10/01/26	3,935,513

Nevada(a) – 0.2%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,533,661

New Jersey(a) – 0.3%
Rutgers New Jersey State University Revenue Bonds (Taxable-Refunding) Series R
4,000,000	2.588	05/01/27	4,200,480

New York(a) – 0.6%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,075,680
1,055,000	5.008	06/01/22	1,140,054
New York State Thruway Authority Revenue Bonds (Taxable-Refunding) Series M
2,755,000	2.500	01/01/27	2,842,884
New York State Urban Development Corp. Revenue Bonds Series B
1,950,000	3.350	03/15/26	2,150,519

			8,209,137

Ohio – 0.8%
City of Cincinnati OH GO Bonds (Taxable-Refunding) Series A(a)
2,865,000	1.880	12/01/31	2,960,891

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – (continued)
Kent OH State University Revenue Bonds (Taxable-Refunding) Series B(a)
$ 1,700,000	2.221%	05/01/26	$ 1,808,885
South-Western City OH School District Franklin & Pickaway Countries GO Bonds (CABS-Taxable-Refunding) Series C(h)
2,740,000	0.000	12/01/28	2,320,561
University of Cincinnati Revenue Bonds (Taxable-Refunding) Series B
3,000,000	1.775	06/01/29	3,043,230

			10,133,567

Oregon – 0.2%
Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(a)
495,000	4.220	06/30/30	582,278
Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970	06/01/27	1,468,000

			2,050,278

Pennsylvania(a) – 0.4%
County of Allegheny PA GO (Taxable-Refunding-Bonds) Series C-79
1,650,000	0.973	11/01/25	1,661,633
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	4,003,920

			5,665,553

Rhode Island – 0.2%
Rhode Island State Student Loan Authority Loan Revenue Bonds (Taxable) Series 1
2,000,000	2.530	12/01/25	2,035,840

Texas(a) – 0.4%
City of Houston TX GO Bonds (Taxable-Refunding) Series B
5,000,000	2.130	03/01/26	5,274,100

Washington(a) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	2,297,120

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $103,820,589)			$ 115,828,368

Shares	Dividend Rate		Value

Investment Company – 2.9%
State Street Institutional US Government Money Market Fund - Premier Class
36,550,853	0.084%		$ 36,550,853
(Cost $36,550,853)

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Government Agency Obligations – 1.5%
FFCB
$ 2,860,000	5.190%	04/22/21	$ 2,963,787
FHLB
5,000,000	3.250	11/16/28	6,000,619
2,650,000	7.125	02/15/30	4,171,830
FNMA
5,550,000	1.625	10/15/24	5,852,376
New Valley Generation III
180,237	5.131	01/15/21	183,910
New Valley Generation V
534,709	4.929	01/15/21	545,988

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $18,320,448)			$ 19,718,510

TOTAL INVESTMENTS – 100.2% (Cost $1,184,350,266)			$1,282,139,409

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(2,251,593)

NET ASSETS – 100.0%			$1,279,887,816

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(c)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2020.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Actual maturity date is September 15, 2115.

(f)	Rate shown is that which is in effect on July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(g)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2020. Maturity date disclosed is the ultimate maturity.

(h)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
AG	— Aktiengesellschaft (German Corporation)
ASA	— Allmennaksjeselskap (Norwegian Public Company)
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NA	— National Association
NV	— Naamloze Vennootschap (Dutch Public Company
PLC	— Public Limited Company
Q-SBLF	— Qualified School Bond Loan Fund
REMIC	— Real Estate Mortgage Investment Conduit
UMBS	— Uniform Mortgage Backed Securities

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 47.9%
Collateralized Mortgage Obligations – 33.2%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)
$ 11,543	3.769%	04/25/35	$ 11,502
Banc of America Funding Corp. Series 2004-A, Class 1A3(a)
3,958	4.717	09/20/34	3,838
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)
89,467	3.985	11/25/33	84,280
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)
42,304	4.667	11/25/34	39,603
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class A1(a)
24,302	3.209	09/25/34	22,958
Fannie Mae Grantor Trust Series 2011-T2, Class A1
637,691	2.500	08/25/51	668,325
FHLMC REMIC Series 3753, Class AS
672,604	3.500	11/15/25	706,914
FHLMC REMIC Series 3786, Class HL
299,262	3.500	03/15/38	304,747
FHLMC REMIC Series 4636, Class EA
702,003	3.000	03/15/41	716,107
FHLMC REMIC PAC Series 2022, Class PE
9,536	6.500	01/15/28	10,756
FHLMC REMIC PAC Series 2109, Class PE
22,869	6.000	12/15/28	25,741
FHLMC REMIC PAC Series 23, Class PK
33,927	6.000	11/25/23	36,102
FHLMC REMIC PAC Series 4689, Class HA
374,628	3.500	06/15/43	382,900
FHLMC REMIC PAC Series 4974, Class AD
522,336	2.000	09/25/39	526,174
FHLMC REMIC Series 2010-109, Class M
669,645	3.000	09/25/40	704,967
FHLMC REMIC Series 2012-112, Class AP
506,296	2.000	09/25/40	513,267
FHLMC REMIC Series 3816, Class HA
1,380,150	3.500	11/15/25	1,468,810
FHLMC REMIC Series 4467, Class DA
312,553	3.000	11/15/41	316,797
FHLMC REMIC Series 4640, Class LD
401,002	4.000	09/15/43	413,087
FHLMC REMIC Series 4713, Class DV
505,116	3.500	11/15/28	526,997
FHLMC REMIC Series 4776, Class C
221,127	4.500	03/15/43	223,830
FHLMC REMIC Series 4879, Class A
267,774	4.000	10/15/46	273,888
FHLMC REMIC Series 5005, Class CA
1,000,000	2.000	04/25/41	1,023,555
FNMA REMIC PAC Series 1992-129, Class L
7,807	6.000	07/25/22	8,022
FNMA REMIC PAC Series 1992-89, Class MA(b)
1,253	0.000	06/25/22	1,246
FNMA REMIC Series 1991-137, Class H
2,732	7.000	10/25/21	2,786
FNMA REMIC Series 1993-182, Class FA(c) (-1x10 Year CMT +0.650%)
2,383	0.000	09/25/23	2,383

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 2003-117, Class KB
$ 390,867	6.000%	12/25/33	$ 463,024
FNMA REMIC Series 2003-14, Class AP
29,773	4.000	03/25/33	31,252
FNMA REMIC Series 2011-146, Class NB
449,738	4.000	09/25/41	471,873
FNMA REMIC Series 2012-100, Class WA
541,072	1.500	09/25/27	548,874
FNMA REMIC Series 2012-110, Class CA
503,465	3.000	10/25/42	541,408
FNMA REMIC Series 2012-118, Class EB
558,485	1.500	11/25/27	568,682
FNMA REMIC Series 2013-112, Class G
459,205	2.125	07/25/40	471,103
FNMA REMIC Series 2013-135, Class GA
925,626	3.000	07/25/32	965,280
FNMA REMIC Series 2013-74, Class YA
602,161	3.000	05/25/42	632,826
FNMA REMIC Series 2015-15, Class CA
815,625	3.500	04/25/35	890,549
FNMA REMIC Series 2015-19, Class CA
557,799	3.500	01/25/43	587,655
FNMA REMIC Series 2015-2, Class PA
427,848	2.250	03/25/44	441,198
FNMA REMIC Series 2016-104, Class BA
462,987	3.000	01/25/47	498,989
FNMA REMIC Series 2016-24, Class TA
446,872	3.000	04/25/42	463,832
FNMA REMIC Series 2016-53, Class BV
708,959	3.500	11/25/27	769,512
FNMA REMIC Series 2016-96, Class A
519,779	1.750	12/25/46	530,397
FNMA REMIC Series 2017-46, Class EA
505,772	3.500	12/25/50	524,269
FNMA REMIC Series 2017-51, Class EA
461,884	3.000	11/25/42	474,611
FNMA REMIC Series 2017-7, Class JA
411,682	2.000	02/25/47	418,197
FNMA REMIC Series 2019-10, Class PT
527,709	3.500	03/25/49	576,909
FNMA REMIC Series 2019-68, Class B
673,765	3.000	11/25/49	711,268
FNMA REMIC Series 2020-35, Class MA
743,922	2.000	12/25/43	759,959
FNMA REMIC Series 2020-56, Class AH
1,500,000	2.000	05/25/45	1,538,146
GNMA REMIC Series 2009-65, Class AF
41,844	4.000	07/20/39	43,711
GNMA REMIC Series 2010-14, Class PA
15,462	3.000	02/20/40	15,954
GNMA REMIC Series 2010-89, Class GL
60,749	4.000	05/20/39	61,446
GNMA REMIC Series 2012-13, Class EG
1,061,539	2.000	10/20/40	1,087,631
GNMA REMIC Series 2013-188, Class LE
937,815	2.500	11/16/43	984,002
GNMA REMIC Series 2015-65, Class BD
529,563	2.250	05/20/45	555,016

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GNMA REMIC Series 2015-94, Class AT
$ 373,103	2.250%	07/16/45	$ 390,939
GNMA REMIC Series 2019-21, Class MA
702,410	3.500	09/20/47	755,288
GSR Mortgage Loan Trust Series 2003-6F, Class A1
14,579	3.000	09/25/32	14,567
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(c) (1M USD LIBOR + 0.440%)
71,472	0.612	05/25/35	62,275
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
318,700	3.814	01/25/36	311,213
Impac CMB Trust Series 2003-2F, Class A(d)
131,378	5.730	01/25/33	138,224
Impac CMB Trust Series 2003-8, Class 2A1(c) (1M USD LIBOR + 0.900%)
5,329	1.072	10/25/33	5,304
Impac CMB Trust Series 2004-7, Class 1A1(c) (1M USD LIBOR + 0.740%)
46,242	0.912	11/25/34	45,057
Impac CMB Trust Series 2005-2, Class 2A2(c) (1M USD LIBOR + 0.800%)
50,638	0.972	04/25/35	47,230
Impac Secured Assets Corp. Series 2006-1, Class 2A1(c) (1M USD LIBOR + 0.350%)
334,264	0.522	05/25/36	313,298
IndyMac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
44,515	3.618	10/25/34	42,558
Lehman XS Trust Series 2005-7N, Class 1A1A(c) (1M USD LIBOR + 0.540%)
100,317	0.712	12/25/35	94,995
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
52,056	4.355	04/21/34	51,449
Master Alternative Loans Trust Series 2004-9, Class A6(d)
572	5.643	08/25/34	576
MortgageIT Trust Series 2005-1, Class 1A1(c) (1M USD LIBOR + 0.640%)
367,846	0.812	02/25/35	363,415
MortgageIT Trust Series 2005-1, Class 1A2(c) (1M USD LIBOR + 0.780%)
316,401	0.952	02/25/35	312,029
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
15,032	4.329	09/25/34	14,669
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
1,303	6.250	12/25/23	1,303
Sequoia Mortgage Trust Series 10, Class 1A(c) (1M USD LIBOR + 0.800%)
21,647	0.987	10/20/27	21,022
Sequoia Mortgage Trust Series 2003-2, Class A1(c) (1M USD LIBOR + 0.660%)
38,869	0.847	06/20/33	37,285
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
163,088	3.478	10/25/33	159,407

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Vendee Mortgage Trust Series 1996-2, Class 1Z
$ 44,536	6.750%		06/15/26	$ 50,554

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $27,812,507)				$ 28,879,812

Commercial Mortgage Obligations – 1.0%
GNMA REMIC Series 2010-141, Class B
$ 542,556	2.717%		02/16/44	$ 556,533
GNMA REMIC Series 2014-47, Class BC
310,982	3.574		06/16/45	316,325

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $849,759)				$ 872,858

Federal Agencies – 13.7%
FHLMC
$ 5,127	6.000%		10/01/23	$ 5,705
18,525	5.000		05/01/27	20,245
253,756	2.500		04/01/28	266,447
(12M USD LIBOR + 1.587%)
465,606	2.622	(c)	07/01/46	482,530
(12M USD LIBOR + 1.600%)
416,273	2.776	(c)	07/01/45	437,255
FNMA
848,840	3.500		10/01/26	882,234
455,045	3.500		12/01/27	478,869
428,681	2.500		03/01/28	450,001
857,250	2.500		05/01/28	899,696
506,124	2.500		07/01/28	526,192
491,747	3.000		09/01/28	512,147
314,466	2.500		01/01/30	325,589
647,785	2.500		02/01/32	671,155
328,234	3.500		10/01/32	352,539
555,774	3.000		08/01/33	582,200
(12M USD LIBOR + 1.585%)
323,814	2.640	(c)	12/01/45	335,230
(12M USD LIBOR + 1.740%)
27,376	3.925	(c)	10/01/34	27,444
GNMA(c) (1 Year CMT + 1.500%)
69	3.125		11/20/24	71
155	3.125		12/20/24	156
3,862	3.875		04/20/26	3,882
2,659	3.250		08/20/26	2,679
4,290	3.000		01/20/28	4,461
UMBS
534,853	3.000		11/01/26	561,024
462,355	3.000		12/01/26	485,658
4,756	7.000		11/01/31	4,960
479,827	5.000		02/01/32	532,320
100,001	6.000		07/01/33	111,688
793,730	3.500		07/01/34	857,431
1,590,449	2.500		07/01/35	1,670,348

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
UMBS – (continued)
$ 449,870	3.500%	08/01/35	$ 486,105

TOTAL FEDERAL AGENCIES (Cost $11,732,244)			$ 11,976,261

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $40,394,510)			$ 41,728,931

U.S. Treasury Obligations – 33.0%
United States Treasury Bills(b)
$ 3,000,000	0.000%	10/15/20	$ 2,999,376
3,000,000	0.000	01/14/21	2,998,531
2,500,000	0.000	04/22/21	2,497,998
United States Treasury Inflation Indexed Bonds
1,032,220	0.625	04/15/23	1,080,920
1,098,840	0.625	01/15/24	1,167,910
755,335	0.625	01/15/26	830,989
United States Treasury Inflation Indexed Bonds
1,106,984	0.125	04/15/22	1,128,267
United States Treasury Notes
1,000,000	1.375	01/31/22	1,018,633
1,500,000	1.375	10/15/22	1,541,426
1,000,000	0.125	05/15/23	1,000,117
750,000	1.625	10/31/23	786,299
1,000,000	2.125	03/31/24	1,072,031
750,000	2.000	04/30/24	801,680
750,000	1.500	10/31/24	791,807
1,000,000	2.250	11/15/24	1,087,969
1,750,000	2.125	11/30/24	1,895,879
500,000	1.125	02/28/25	521,250
1,000,000	0.375	04/30/25	1,008,086
1,000,000	0.250	05/31/25	1,002,226
1,275,000	0.250	06/30/25	1,277,291
1,000,000	2.875	07/31/25	1,131,641
1,000,000	1.625	02/15/26	1,073,867

TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,186,645)			$ 28,714,193

U.S. Government Agency Obligations – 16.7%
FFCB
$ 1,750,000	0.250%	05/22/23	$ 1,751,124
FHLB
600,000	3.000	12/09/22	639,491
500,000	2.875	06/14/24	548,707
1,775,000	0.500	04/14/25	1,783,232
FHLMC
1,000,000	1.875 (e)	11/27/20	1,005,637
1,000,000	0.250	06/08/22	999,007
1,000,000	0.375	07/21/25	998,605
FNMA
500,000	2.500	02/05/24	538,963
FNMA
900,000	2.075 (e)	02/28/22	926,879
500,000	2.000	10/05/22	520,049
1,000,000	2.875	09/12/23	1,081,966
750,000	1.625	10/15/24	790,861
1,000,000	0.625	04/22/25	1,010,443
1,500,000	0.500	06/17/25	1,507,381

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Government Agency Obligations – (continued)
GNMA REMIC Series 2014-131, Class DM
$ 373,183	3.000%	02/20/44	$ 392,415

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,235,576)			$ 14,494,760

Shares	Dividend Rate		Value

Investment Company – 3.0%
State Street Institutional US Government Money Market Fund - Premier Class
2,575,847	0.084%		$ 2,575,847
(Cost $2,575,847)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 1.4%
Home Equity(c) – 0.7%
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2(1M USD LIBOR + 1.080%)
$ 301,327	1.252%	03/25/33	$ 291,638
Terwin Mortgage Trust Series 2004-7HE, Class A3(f) (1M USD LIBOR + 0.700%)
231,275	0.872	07/25/34	226,267
Terwin Mortgage Trust Series 2004-9HE, Class A1(f) (1M USD LIBOR + 0.400%)
90,719	0.572	09/25/34	87,216

			605,121

Other – 0.7%
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4(c) (1M USD LIBOR + 0.900%)
227,772	1.072	11/25/34	217,300
Towd Point Mortgage Trust Series 2016-3, Class A1(a)(f)
425,609	2.250	04/25/56	428,638

			645,938

TOTAL ASSET-BACKED SECURITIES (Cost $1,199,140)			$ 1,251,059

TOTAL INVESTMENTS – 102.0% (Cost $86,591,718)			$ 88,764,790

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.0)%			(1,739,032)

NET ASSETS – 100.0%			$ 87,025,758

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Rate shown is that which is in effect on July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

(c)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2020.

(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2020. Maturity date disclosed is the ultimate maturity.

(e)	Security with “Call” features with resetting interest rates.

(f)	Exempt from registration under Rule 144A of the Securities Act 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
UMBS	— Uniform Mortgage Backed Securities

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 92.4%
Alabama – 0.9%
Millbrook AL GO Bonds (Refunding) Series 2019 (AA-/NR)
$ 1,625,000	5.000%		09/01/25	$ 1,976,130
1,705,000	5.000		09/01/26	2,127,209

				4,103,339

Alaska – 1.2%
Alaska State Housing Finance Corp. Revenue Bonds (Refunding) Series A (AA+/Aa2)(a)
1,000,000	5.000		12/01/29	1,238,420
Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (A+/NR)
1,000,000	4.000		10/01/24	1,131,330
1,000,000	5.000		10/01/25	1,204,930
1,000,000	5.000	(a)	10/01/28	1,251,370
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (A+/NR)(a)
450,000	5.000		03/01/27	524,403

				5,350,453

Arizona – 2.1%
Arizona Industrial Development Authority Revenue Bonds Series 2020 (NR/Aa2)
1,650,000	5.000		02/01/31	2,272,875
1,000,000	5.000		05/01/31	1,383,640
Goodyear Community Facilities Utilities District No 1 GO Bonds (Refunding) Series 2016 (A-/A1)(a)
880,000	4.000		07/15/32	1,010,222
McAllister Academic Village LLC AZ Revenue Bonds (Arizona State University) (Refunding) Series 2016 (AA-/Aa3)(a)
1,000,000	5.000		07/01/27	1,249,570
Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000		06/01/22	1,088,360
1,000,000	5.000		06/01/23	1,134,490
Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)(a)
1,050,000	4.000		07/01/26	1,214,829

				9,353,986

Arkansas – 1.8%
Arkansas State Development Finance Authority State Agency Facilities Revenue Bonds (Department of Community Correction Project) Series 2018 (AA-/NR)(a)
980,000	4.000		11/01/31	1,193,640
1,095,000	4.000		11/01/34	1,309,642
1,000,000	4.000		11/01/35	1,191,330
City of Benton AR Public Utilities Revenue Bonds (Taxable-Refunding) Series 2020 (NR/A1)
375,000	1.950		09/01/23	385,459
650,000	2.050		09/01/24	673,400
500,000	2.280		09/01/26	525,890
250,000	2.400	(a)	09/01/27	261,780
Fort Smith AR Water & Sewer Revenue Bonds (Refunding) Series 2018 (A/NR)(a)
500,000	5.000		10/01/31	650,640
National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)(a)
645,000	4.000		03/01/30	746,174
635,000	4.000		03/01/32	725,316
500,000	4.000		03/01/36	563,790

				8,227,061

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
California – 1.0%
Corona-Norca CA Unified School District GO Bonds Series E (AA-/Aa3)
$ 450,000	5.400%		08/01/26	$ 548,505
San Francisco City & County Airports Commission Revenue Bonds Refunding Second Series H (AMT) (A/A1)
2,000,000	5.000		05/01/21	2,058,940
State of California (AA-/Aa2)(a)
1,395,000	5.000		10/01/27	1,564,911
University of California CA Revenue Bonds (Unrefunded-General) Series Q (AA/NR)(a)
235,000	5.250		05/15/22	235,919

				4,408,275

Colorado – 2.0%
Colorado State Board for Community Colleges & Occupational Educational System Revenue Bonds (Refunding-Arapahoe Community College - Castle Rock Collaboration Campus) Series A (NR/Aa3)(a)
450,000	4.000		11/01/31	536,368
850,000	4.000		11/01/32	1,006,723
Colorado State Health Facilities Authority Revenue Bonds Series A (A+/NR)
1,000,000	5.000		11/01/23	1,130,520
Colorado State Housing & Finance Authority Revenue Bonds (Taxable) Series C-1 (GNMA) (AAA/Aaa)
310,000	2.025		05/01/24	319,706
280,000	2.075		11/01/24	289,951
250,000	2.125		05/01/25	259,395
250,000	2.175		11/01/25	260,343
300,000	2.336		05/01/26	312,099
350,000	2.386		11/01/26	365,575
470,000	2.436		05/01/27	492,395
470,000	2.466		11/01/27	493,679
590,000	2.539		05/01/28	620,745
545,000	2.589		11/01/28	570,893
Colorado State School of Mines Institutional Enterprise (Refunding) Series 2018-A (NR/A1)(a)(b)
2,500,000	0.615		02/01/23	2,464,300

				9,122,692

Connecticut – 1.7%
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Refunding Fairfield University) Series S (A-/A3)
1,000,000	5.000		07/01/28	1,259,600
1,000,000	5.000	(a)	07/01/29	1,250,460
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/A1)(a)
750,000	3.250		11/15/24	788,887
1,115,000	3.750		11/15/27	1,178,410
Connecticut State Housing Finance Authority Housing Finance Mortgage Program Revenue Bonds (Taxable Refunding) Series A-4 (AAA/Aaa)
770,000	1.810		05/15/24	793,978
330,000	1.860		11/15/24	341,227
530,000	1.900		05/15/25	550,246
765,000	1.950		11/15/25	797,145
500,000	2.090		05/15/26	523,305

				7,483,258

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Florida – 3.5%
County of Broward FL Airport System Revenue Bonds Series A (AMT) (A+/A1)(a)
$ 2,755,000	5.000%		10/01/36	$ 3,462,374
County of Broward FL Port Facilities Revenue Bond (Refunding) Series A (A/A1)
870,000	5.000		09/01/24	995,985
County of Broward FL Port Facilities Revenue Bond Series A (A/A1)
620,000	5.000		09/01/28	775,105
Florida State Housing Finance Corp. Revenue Bonds Series 1 (GNMA/FNMA/FHLMC) (NR/Aaa)
1,000,000	2.000		07/01/27	1,061,430
925,000	2.050		01/01/28	985,948
960,000	2.100		07/01/28	1,029,081
975,000	2.125	(a)	01/01/29	1,044,810
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
20,000	5.500		07/01/21	20,935
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000		06/01/24	814,835
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)(a)
1,000,000	5.000		10/01/22	1,006,560
Miami-Dade County FL Aviation Revenue Bonds (Unrefunded-Miami International Airport) Series A-1 (A/A2)(a)(c)
760,000	5.500		10/01/25	766,506
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)(a)
685,000	5.250		04/01/21	701,296
Orange County FL Tourist Development Tax Revenue Bonds (Refunding) Series 2010 (AA-/NR)
2,000,000	5.000		10/01/23	2,235,400
Seminole County FL School Board Certificates of Participation Series B (AA-/Aa3)(a)
500,000	5.000		07/01/24	543,160
Tallahassee FL Health Facilities Revenue Bonds (Tallahassee Memorial Healthcare, Inc. Project) Series A (NR/Baa1)
330,000	5.000		12/01/20	334,135

				15,777,560

Georgia – 0.3%
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (NR/Aa1)
45,000	5.500		08/01/23	48,155
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000		03/15/26	1,154,270

				1,202,425

Illinois – 10.7%
Champaign County IL Community Unit School District No. 4 GO Bonds (Refunding) Series 2019 (AA/Aa2)
630,000	4.000		06/01/28	773,961
Cook County IL School District No. 111 Burbank GO Bonds (Refunding) Series 2018 (A+/NR)(a)
1,500,000	4.000		12/01/37	1,699,650

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Cook County IL School District No. 63 East Maine GO Bonds (Refunding) Series 2019 (NR/Aa2)(a)
$ 1,460,000	4.000%		12/01/34	$ 1,700,082
Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000		12/15/25	1,330,781
Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300		01/01/24	533,840
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA-/NR)(a)(c)
400,000	5.000		02/01/23	409,532
Du Page & Cook County Community School District No. 181 GO Bonds (School Building) Series 2017 (AAA/Aaa)(a)
2,220,000	4.000		01/15/30	2,631,366
Du Page & Will County Community School District No. 204 Indian Prairie (Refunding) Series 2016 (NR/Aa1)
5,000,000	2.000		12/30/22	5,221,150
Elk Grove Village GO Bonds Series 2017 (AA+/NR)
530,000	3.000		01/01/24	574,483
550,000	3.000		01/01/25	607,987
1,140,000	5.000		01/01/26	1,402,371
525,000	5.000	(a)	01/01/28	671,501
Hoffman Estates IL GO Bonds (Taxable-Refunding) Series A (AA+/Aa3)(a)
1,200,000	4.200		12/01/25	1,330,308
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) (ETM) Series 2011 (NR/NR)
440,000	4.500		12/01/20	446,010
Illinois Finance Authority Revenue Bonds (Refunding-OSF Healthcare System) Series A (A/A3)(a)
1,000,000	4.000		11/15/33	1,097,150
Illinois Finance Authority Revenue Bonds (Rush University Medical Center Obligated Group) Series A (A+/A1)
500,000	5.000		11/15/24	586,715
Kane County IL Forest Preservation District GO Bonds Series A (AA+/NR)(a)
1,695,000	3.000		12/15/26	1,894,383
Kendall Kane & Will Counties IL Community Unit School District No. 308 GO Bonds (Refunding) Series 2016 (NR/A2)
1,115,000	5.000		02/01/24	1,276,084
1,000,000	5.000		02/01/25	1,180,500
Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000		11/01/23	1,143,990
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)(a)
2,450,000	4.000		01/01/33	2,858,415
Mount Prospect IL GO Bonds (Refunding) Series A (AA+/NR)(a)
1,000,000	3.000		12/01/28	1,094,230
Peoria IL GO Bonds (Refunding) Series B (AA-/A2)
1,205,000	5.000		01/01/24	1,362,096
Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000		12/15/34	588,372
515,000	4.000		12/15/35	611,058
535,000	4.000		12/15/36	633,001
555,000	4.000		12/15/37	654,301
580,000	4.000		12/15/38	682,440
600,000	4.000		12/15/39	704,220

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Round Lake IL GO Bonds (Refunding) Series 2019 (NR/Aa2)
$ 815,000	4.000%	01/01/24	$ 909,442
765,000	4.000	01/01/25	874,234
Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2)
845,000	4.000	12/01/23	932,694
685,000	4.000	12/01/24	772,461
735,000	4.000	12/01/25	847,764
Will County IL Community Unit School District No. 365 Valley View GO Bonds (Prerefunded-Capital Appreciation) Series 2003 (AGM) (AA/Aa2)(d)
4,770,000	0.000	11/01/23	4,723,874
Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa2)
765,000	5.000	12/30/25	940,078
905,000	5.000	12/30/28	1,193,224
960,000	5.000	12/30/29	1,293,725

			48,187,473

Indiana – 5.1%
Carmel IN Local Public Improvement Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,810,000	4.000	01/15/34	2,121,229
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,000,000	4.000	01/15/35	1,168,840
Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000	07/15/23	2,633,081
Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)(a)
840,000	4.000	07/15/28	923,110
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/A2)(a)
675,000	6.050	02/01/23	675,000
Greater Clark In Building Corp. Revenue bonds (1st Mortgage) Series 2018 (AA+/NR)(a)
1,000,000	4.000	07/15/32	1,195,050
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000	02/01/25	603,050
425,000	5.000	02/01/27	472,069
700,000	5.000	02/01/28	776,363
600,000	5.000	02/01/29	664,284
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000	02/01/28	873,215
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)(a)
530,000	5.310	04/01/25	531,177
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000	07/15/24	1,167,670
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
1,000,000	4.000	01/15/26	1,135,140
Portage IN Redevelopment Authority Lease Rent Revenue Bonds Series 2015 (A/NR)(a)
1,665,000	4.000	08/01/30	1,878,736

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)
St. Joseph County IN Economic Development Revenue Bonds (Refunding Saint Marys College) Series 2017 (A-/NR)
$ 1,500,000	5.000%		04/01/27	$ 1,806,975
Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
625,000	5.000		07/15/30	794,306
500,000	5.000		07/15/31	632,530
500,000	5.000		07/15/32	629,005
Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (AA+/NR)(a)
1,000,000	5.000		01/15/31	1,222,960
750,000	5.000		07/15/31	916,418

				22,820,208

Iowa(a) – 1.8%
Iowa State Finance Authority Single Family Revenue Bonds Series B (GNMA/FNMA/FHLMC) (AAA/Aaa)(b)(e)
5,000,000	0.150		07/01/47	5,000,000
Iowa State University of Science And Technology Athletic Facilities Revenue Bonds Series 2020 (NR/Aa3)
2,825,000	3.000		07/01/31	3,222,958

				8,222,958

Kansas(a) – 1.8%
Geary County KS Unified School District No. 475 GO Bonds Series A (NR/Aa2)
700,000	4.000		09/01/33	793,555
700,000	4.000		09/01/34	791,903
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A/NR)
1,500,000	4.000		07/01/36	1,697,685
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)
1,015,000	5.000		09/01/30	1,226,059
910,000	5.000		09/01/34	1,081,881
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/Aa3)
1,000,000	5.000		09/01/30	1,218,390
1,000,000	5.000		09/01/31	1,201,600

				8,011,073

Kentucky – 2.7%
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
1,000,000	5.000		08/01/26	1,185,570
Kentucky State Property & Building Commission Revenue Bonds (Project No. 112) Series B (A-/A1)(a)
400,000	5.000		11/01/27	490,268
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/A1)
1,000,000	5.000		05/01/26	1,217,740
750,000	5.000	(a)	05/01/28	930,338
915,000	5.000	(a)	05/01/29	1,129,915
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series D (NR/A1)
750,000	5.000		05/01/27	935,175
Kentucky State Property & Building Commission Series 2018 (AA/A2)
885,000	5.000		04/01/28	1,131,614
Kentucky State Property & Building Commission Series A (AA/A1)
960,000	5.000		02/01/26	1,178,506

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kentucky – (continued)
Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1)
$ 595,000	5.000%		06/01/21	$ 617,515
590,000	5.000		06/01/22	639,182
610,000	5.000		06/01/23	680,845
690,000	5.000		06/01/24	795,515
Owensboro KY GO Bonds Series A (NR/A1)(a)
1,200,000	5.000		05/01/25	1,351,380

				12,283,563

Louisiana – 1.6%
Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR)
510,000	3.000		03/01/24	555,492
530,000	4.000		03/01/25	613,316
550,000	4.000		03/01/26	650,397
570,000	4.000		03/01/27	685,978
450,000	4.000	(a)	03/01/28	539,532
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (NR/A3)(a)
800,000	5.000		05/15/30	927,184
Louisiana State GO Bonds Series A (AA-/Aa3)(a)
1,655,000	4.000		04/01/35	1,931,170
St. Tammany LA Parish Wide School District No 12 GO Bonds (Refunding) Series 2017 (AA/NR)(a)
980,000	4.000		03/01/28	1,197,403

				7,100,472

Maine – 3.1%
Maine State Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)(a)
2,485,000	4.000		10/01/32	2,995,270
Maine State Health & Higher Educational Facilities Authority Revenue Bonds (Refunding) Series B (NR/A1)(a)
1,000,000	4.000		07/01/33	1,138,600
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (A+/A1)(a)
1,000,000	5.000		07/01/35	1,240,460
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
1,000,000	5.000		07/01/24	1,038,060
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series B (AA+/Aa1)
1,300,000	1.950		11/15/24	1,363,115
835,000	2.050		11/15/25	882,779
1,000,000	2.100		11/15/26	1,061,080
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)(a)
840,000	2.150		11/15/29	897,145
870,000	2.250		11/15/30	927,289
905,000	2.350		11/15/31	962,232
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (A-/Baa1)
145,000	5.000		01/01/23	158,849
470,000	5.000		01/01/24	532,289
215,000	5.000	(a)	01/01/34	248,106
330,000	5.000	(a)	01/01/35	380,041

				13,825,315

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Maryland(a) – 0.5%
Maryland State Water Quality Financing Administration Bay Restoration Fund Revenue Bonds Series 2015 (AA/Aa2)
$ 2,000,000	2.800%	03/01/26	$ 2,153,940

Massachusetts – 0.4%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)(a)
205,000	5.100	01/01/25	206,027
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)(a)
450,000	4.250	07/01/22	461,979
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA/Aa2)
305,000	2.500	12/01/20	306,598
290,000	2.700	06/01/21	294,208
300,000	3.050	06/01/22	311,364
310,000	3.250	06/01/23	331,517

			1,911,693

Michigan – 5.6%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA/NR)
730,000	5.000	05/01/24	854,640
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
445,000	5.000	07/01/30	566,556
495,000	5.000	07/01/32	621,037
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000	07/01/31	479,712
Grand Valley MI State University Revenue Bonds (Refunding) Series A (A+/A1)(a)
1,500,000	4.000	12/01/29	1,702,710
1,375,000	4.000	12/01/30	1,554,671
Jackson College MI GO Bonds (Refunding) Series 2016 (NR/Aa2)
940,000	3.000	05/01/25	1,041,464
Jenison MI Public Schools GO Bonds (Refunding) Series 2017 (NR/Aa3)
1,110,000	4.000	05/01/23	1,221,711
Kalamazoo MI Public Schools GO Bonds Series 2018 (NR/Aa3)(a)
2,370,000	4.000	05/01/31	2,863,055
Kenowa Hills MI Public School GO Bonds (School Building & Site) Series II (Q-SBLF) (AA/NR)(a)
1,000,000	4.000	11/01/30	1,219,440
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA/NR)(a)
750,000	5.000	05/01/26	915,735
Michigan State Building Authority Revenue Bonds (Refunding) Series I (AA-/Aa2)(a)
1,300,000	4.000	10/15/36	1,480,921
Michigan State Finance Authority Limited Obligation Revenue Bonds (Refunding) (Kalamazoo College Project) Series 2018 (NR/A2)(a)
1,590,000	4.000	12/01/36	1,779,019
Michigan State Housing Development Authority Revenue Bond Series B (AA+/Aa2)(a)
1,750,000	3.000	06/01/29	1,941,450
Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA/NR)
500,000	2.816	04/01/25	533,705
1,000,000	2.866	10/01/25	1,072,310

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
$ 400,000	2.150%		04/01/25	$ 424,160
470,000	2.550	(a)	04/01/28	503,271
410,000	2.600	(a)	10/01/28	439,483
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (Q-SBLF) (AA/NR)(a)
1,000,000	4.000		05/01/24	1,102,450
Portland MI Public Schools GO Bonds (Refunding) Series 2016 (Q-SBLF) (AA/NR)(a)
1,150,000	4.000		05/01/27	1,350,514
Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	878,535
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000		04/01/25	751,225

				25,297,774

Minnesota – 0.1%
Minnesota State Housing & Finance Agency Revenue Bonds Series A (GNMA/FNMA/FHLMC) (AA+/Aa1)
395,000	1.700		07/01/26	409,497

Mississippi – 1.4%
Alcorn State University Educational Building Corp. (Refunding-Facilities) (Re-Financing Project) Series 2016 (NR/Aa2)(a)
1,560,000	4.000		09/01/33	1,809,990
Mississippi State Development Bank Special Obligation (Pearl Public School District) Series 2016 (NR/Aa3)(a)
600,000	4.000		04/01/34	679,284
Mississippi State Development Bank Special Obligation (Vicksburg Warren School District) Series 2018 (A+/NR)(a)
490,000	5.250		03/01/34	622,770
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/Aa3)(a)
300,000	5.000		11/01/29	384,897
400,000	5.000		11/01/30	510,788
500,000	5.000		11/01/31	635,275
400,000	5.000		11/01/32	505,388
Mississippi State Gaming Tax Revenue Bonds Series 2015-E (A+/A3)
1,055,000	5.000		10/15/25	1,248,962

				6,397,354

Missouri – 1.1%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/Aa2)(a)(c)
500,000	5.000		04/01/32	540,325
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) Series 2014 (NR/A1)(a)
2,300,000	5.000		12/01/26	2,595,205
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (A/NR)
515,000	4.250		02/15/21	525,635

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A/A2)
$ 1,155,000	5.000%		03/01/27	$ 1,414,875

				5,076,040

Nebraska – 0.5%
Nebraska Public Power Generation Agency Revenue Bonds (Refunding) (Whelan Energy Center Unit 2) Series A (NR/A2)
1,750,000	5.000		01/01/23	1,943,760
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)(a)
35,000	3.000		05/15/46	36,464

				1,980,224

Nevada – 1.5%
City of Las Vegas NV GO Series C (AA/Aa2)(a)
1,335,000	4.000		06/01/29	1,584,165
Clark County NV School District GO Bonds (Refunding) Series C (AGM) (AA/A1)
4,010,000	5.000		06/15/27	5,059,457

				6,643,622

New Jersey – 3.2%
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
705,000	4.000		06/15/26	840,536
500,000	4.000		06/15/27	608,910
500,000	4.000	(a)	06/15/28	609,880
760,000	4.000	(a)	06/15/29	923,172
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
785,000	3.150		06/15/25	834,471
New Jersey State Transportation Trust Fund Authority Revenue Bonds (Capital Appreciation) Transportation System Series 2006 (AMBAC) (AA+/Aa1)(d)
1,255,000	0.000		12/15/26	1,131,257
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa1)
35,000	5.750		02/15/21	35,900
Union City NJ GO Bonds (Refunding) Series 2017 (NR/Baa1)
1,575,000	5.000		11/01/20	1,589,758
1,830,000	5.000		11/01/22	1,973,765
Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA/NR)
1,470,000	4.000		12/01/22	1,597,125
1,530,000	4.000		12/01/23	1,715,053
690,000	4.000		12/01/26	828,524
705,000	4.000		12/01/27	861,461
730,000	4.000	(a)	12/01/28	888,943

				14,438,755

New Mexico(a) – 2.3%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)
845,000	4.000		06/01/29	990,771
500,000	4.000		06/01/30	582,490
1,000,000	4.000		06/01/32	1,145,740
500,000	4.000		06/01/33	567,475
The University of New Mexico Series 2001 (AA-/Aa3)(b)(e)
5,000,000	0.140		06/01/26	5,000,000

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
New Mexico(a) – (continued)
University of New Mexico NM Revenue Bonds (Refunding & Improvement-Subordinate Lien) Series A (AA-/Aa3)
$ 1,685,000	2.250%		06/01/27	$ 1,824,181

				10,110,657

New York(a) – 0.2%
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)
500,000	5.000		06/01/29	554,595
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)
250,000	3.800		11/01/37	254,955

				809,550

North Carolina – 0.7%
North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA+/Aa1)(a)
1,170,000	3.200		01/01/29	1,326,827
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
420,000	3.000		06/01/21	425,141
330,000	4.000		06/01/22	344,791
350,000	4.000		06/01/23	375,704
480,000	4.000	(a)	06/01/25	512,241

				2,984,704

Ohio – 5.9%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A+/NR)(a)
885,000	4.000		12/01/29	1,036,468
960,000	4.000		12/01/31	1,108,042
Akron OH GO Bonds (Refunding) (AA-/NR)(a)
545,000	5.000		12/01/26	651,411
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)(a)
1,060,000	4.000		12/01/34	1,200,111
Kent OH State University Revenue Bonds (Taxable-Refunding) Series B (A+/Aa3)(a)
880,000	2.321		05/01/27	935,158
1,295,000	2.447		05/01/28	1,368,323
Licking Heights OH Local School District GO Bonds (Refunding) Series C (NR/Aa3)
765,000	5.000		10/01/27	987,600
1,115,000	5.000	(a)	10/01/28	1,434,827
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000		12/01/26	715,686
650,000	4.000		12/01/27	734,792
665,000	4.000		12/01/28	748,650
500,000	4.000		12/01/29	561,450
Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa2)(a)
725,000	4.000		12/01/34	865,382
2,245,000	4.000		12/01/36	2,660,662
2,170,000	4.000		12/01/37	2,564,766
Middletown OH GO Bonds (Refunding-Various Purpose) Series 2017 (NR/A1)
1,095,000	4.000		12/01/25	1,293,513
1,045,000	5.000		12/01/27	1,363,871
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (NR/A3)(a)
1,000,000	5.000		05/01/27	1,183,290
1,000,000	5.000		05/01/28	1,176,790

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – (continued)
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (NR/A3)(a) (continued)
$ 750,000	5.000%		05/01/29	$ 878,932
Ohio State Hospital Refunding Revenue Bonds (Cleveland Clinic Health System Obligated Group) Series A (AA/Aa2)
1,000,000	5.000		01/01/24	1,151,790
Ohio State Hospital Revenue Bonds (University Hospitals Health System, Inc.) Series A (A/A2)(a)
1,000,000	5.000		01/15/24	1,100,950
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A2)(a)
700,000	4.000		06/01/36	789,733

				26,512,197

Oklahoma – 1.6%
Bryan County School Finance Authority (A/NR)
895,000	4.000		09/01/24	1,003,608
Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
1,350,000	4.000		12/01/28	1,659,488
1,795,000	4.000	(a)	12/01/30	2,217,794
Oklahoma State Capitol Improvement Authority Facility Revenue Bonds (Department of Correction) Series D (AA-/NR)(a)
2,000,000	4.000		07/01/38	2,346,000

				7,226,890

Pennsylvania – 10.5%
Brandywine Heights PA Area School District GO Bonds (Refunding) Series A (AA-/NR)
1,650,000	5.000		02/01/26	2,027,553
Brandywine Heights PA Area School District GO Bonds (Refunding) Series B (AA-/NR)
1,365,000	4.000		02/01/23	1,484,287
Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
1,000,000	5.000		11/15/26	1,233,220
Columbia Borough PA School District GO Bonds (Refunding) Series 2019 (A+/NR)
1,500,000	4.000		02/15/22	1,583,265
1,790,000	4.000		02/15/23	1,944,566
Delaware Valley PA Regional Financial Authority Revenue Bonds Series A (CNTY-GTD) (A+/A1)
2,100,000	5.000		09/01/33	2,914,695
Pennsylvania State Commonwealth GO Bonds (Refunding) Series 3 (A+/Aa3)
1,895,000	5.375		07/01/21	1,983,951
Pennsylvania State Economic Development Financing Authority Governmental Lease Revenue Bonds (Taxable-Refunding-Forum Place Project) Series 2020 (A/A2)
1,250,000	2.082		03/01/24	1,277,837
1,550,000	2.132		03/01/25	1,593,617
Pennsylvania State Housing Finance Agency SF Mortgage Revenue Bonds Series 130A (AA+/Aa2)(a)
795,000	2.100		10/01/30	841,174
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Refunding-Subordinated) Series B (NR/A3)(a)
1,500,000	5.000		06/01/29	1,796,505
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Taxable-Refunding-1st) Series 2020 (NR/A1)
335,000	2.355		12/01/26	354,711

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Taxable-Refunding-1st) Series 2020 (NR/A1) (continued)
$ 400,000	2.533%		12/01/27	$ 430,048
325,000	2.583		12/01/28	352,294
350,000	2.633		12/01/29	382,123
530,000	2.733	(a)	12/01/30	575,893
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/A1)(a)
3,000,000	5.000		12/01/35	3,809,310
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A+/A1)(a)
500,000	5.000		12/01/26	588,050
Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)
1,000,000	4.000		09/01/36	1,196,630
Phoenixville Area School District GO Bonds (Refunding) Series 2020 (NR/Aa2)
1,045,000	3.000		11/15/21	1,080,624
Plum Boro PA Municipal Authority Sewer Revenue Bonds (Refunding) Series C (AA/NR)
1,175,000	3.000		11/15/27	1,357,971
Salisbury Township PA School District GO Bonds Series A (A+/NR)(a)
1,390,000	4.000		02/15/27	1,582,723
Scranton PA School District GO Bonds (Refunding) Series E (AA/A2)(a)
1,000,000	5.000		12/01/32	1,248,370
Shikellamy School District PA GO Bonds Series 2020 (AA/NR)(a)
1,945,000	2.000		09/01/28	2,018,949
1,610,000	2.000		09/01/29	1,666,817
Southcentral PA General Authority Revenue Bond (AICUP Financing Program-York College Of Pennsylvania Project) Series PP4 (A-/NR)(a)
915,000	5.000		11/01/31	1,083,653
State Public School Building Authority Revenue Bonds (Refunding-Montgomery County Community College) (NR/A1)(a)
1,065,000	5.000		05/01/29	1,245,944
Wayne County PA Hospital & Health Facilities Authority Revenue Bond (Memorial Hospital Project) Series A (CNTY-GTD) (AA-/NR)
550,000	4.000		07/01/25	642,444
520,000	4.000		07/01/27	633,454
400,000	5.000	(a)	07/01/28	510,664
500,000	4.000	(a)	07/01/33	578,075
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,177,530
2,205,000	4.000	(a)	11/01/29	2,502,432
Wilson PA School District GO Bonds Series A (AA/NR)
650,000	4.000		05/15/26	771,986
840,000	4.000	(a)	05/15/27	999,785
York PA GO Bonds (Refunding) Series A (NR/NR)
1,640,000	5.000		11/15/26	1,888,083

				47,359,233

Rhode Island – 1.9%
Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)(a)
1,600,000	5.000		11/01/30	2,097,392
1,685,000	5.000		11/01/31	2,196,397
760,000	4.000		11/01/32	919,775
980,000	4.000		11/01/33	1,180,410

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Rhode Island – (continued)
Rhode Island State & Providence Plantations Lease Certificates of Participation (Refunding) (School Deafening Project) Series D (AA-/Aa3)(a)
$ 1,000,000	5.000%		04/01/29	$ 1,266,680
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Bonds (Bryant University Project) (A/A2)
950,000	5.000		06/01/21	978,738

				8,639,392

South Carolina – 0.5%
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,178,300
Scago Educational Facilities Corp. for Colleton School District Revenue Bonds (Refunding) (A-/A3)(a)
1,000,000	5.000		12/01/26	1,167,150

				2,345,450

South Dakota – 1.6%
South Dakota Board of Regents Housing & Auxiliary Facilities System Series 2017 (NR/Aa3)(a)
2,000,000	5.000		04/01/30	2,506,040
1,250,000	5.000		04/01/33	1,538,850
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
570,000	2.700		05/01/25	619,664
South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
750,000	5.000		09/01/23	845,558
825,000	5.000		09/01/24	961,966
605,000	5.000		09/01/25	726,012

				7,198,090

Tennessee – 0.6%
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/Baa1)
500,000	5.000		07/01/28	623,050
600,000	5.000	(a)	07/01/29	735,792
500,000	5.000	(a)	07/01/30	610,150
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)(a)
550,000	3.500		07/01/27	565,218
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
315,000	4.050		01/01/38	343,117

				2,877,327

Texas – 6.4%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)(a)
1,000,000	4.000		08/15/30	1,223,500
1,000,000	4.000		08/15/31	1,215,220
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (PSF-GTD) (AAA/NR)
725,000	5.000		08/15/25	886,943

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
$ 540,000	4.000%	12/01/30	$ 642,357
485,000	4.000	12/01/32	571,020
Austin TX Community College District Public Facility Corp. Lease Revenue Bonds Series C (AA/Aa2)(a)
745,000	4.000	08/01/32	884,382
500,000	4.000	08/01/33	590,700
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA/Aa3)(a)
930,000	5.000	09/01/27	1,133,028
980,000	5.000	09/01/28	1,191,758
City of Dallas TX GO Bonds (Refunding & Improvement) Series 2017 (AA-/NR)
2,000,000	5.000	02/15/26	2,473,640
Clifton TX Higher Education Finance Corp. Revenue Bond (Refunding-Idea Public Schools) Series 2017 (PSF-GTD) (AAA/NR)(a)
2,500,000	4.000	08/15/28	3,039,725
El Paso County TX Community College District Revenue Bonds Series 2016 (AGM) (AA/NR)(a)
2,000,000	4.000	04/01/31	2,300,800
El Paso Independent School District Public Facility Corp. Lease Revenue Bonds Series 2018 (NR/Aa3)(a)
815,000	4.000	02/15/36	950,942
EL Paso TX GO Bonds Series 2016 (AA/NR)(a)
5,000,000	5.000	08/15/28	6,331,500
Katy TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (AAA/Aaa)
300,000	5.000	02/15/25	362,568
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)(a)
1,000,000	4.000	08/15/26	1,152,930
McGregor TX Independent School District GO Bonds (Capital Appreciation) Series 2001 (PSF-GTD) (AAA/NR)(d)
1,000,000	0.000	02/15/25	891,280
Wichita Falls TX GO Bonds Series A (AA/Aa2)(a)
880,000	4.000	09/01/31	1,055,446
870,000	4.000	09/01/32	1,034,195
750,000	4.000	09/01/33	884,663

			28,816,597

Utah – 0.4%
Salt Lake City UT Airport Revenue Bonds Series A (A+/A2)
1,000,000	5.000	07/01/26	1,225,220
Salt Lake City UT Airport Revenue Bonds Series B (A+/A2)(a)
500,000	5.000	07/01/34	615,185

			1,840,405

Vermont – 0.7%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
1,000,000	5.000	12/15/20	1,015,330
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
300,000	5.000	06/15/24	337,902
400,000	5.000	06/15/25	460,696
400,000	5.000	06/15/26	468,908
780,000	5.000	06/15/27	928,840

			3,211,676

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Washington(a) – 1.3%
Chelan County Public Utility District No 1 Revenue Bonds (Variable Refunding) Series B (AA+/Aa3)(b)(e)
$ 1,505,000	0.160%	07/01/32	$ 1,505,000
Grays Harbor County WA Public Utility District No. 1 Revenue Bonds (Refunding) Series A (A/A1)
250,000	4.000	01/01/40	271,888
Port of Seattle WA Special Facilities Revenue Bonds (Refunding) Series 2013 (A/A1)
900,000	3.600	06/01/26	961,155
Washington State GO Bonds (Built America) Series D (AA+/Aaa)
1,485,000	4.586	08/01/21	1,545,142
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)
495,000	5.000	08/15/27	592,124
Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (AA-/Aa3)
150,000	5.000	10/01/30	194,498
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
775,000	3.450	12/01/30	850,446

			5,920,253

West Virginia(a) – 0.6%
West Virginia State Higher Education Policy Commission Revenue Bonds (Refunding Community & Technical College Capital Improvement) Series 2017 (AAA/A1)
2,065,000	5.000	07/01/30	2,542,635

Wisconsin(a) – 1.6%
City of Waukesha Revenue Bonds Series C (NR/MIG1)
2,000,000	3.000	07/01/21	2,026,860
Luxemburg-Casco WI School District Brown & Kewaunee Counties GO Notes (Refunding) Series 2018 (AA-/NR)
520,000	4.000	03/01/30	624,083
765,000	4.000	03/01/31	902,287
540,000	4.000	03/01/32	633,696
Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawai Pacific Health Obligated Group) Series A (NR/A1)
1,440,000	4.082	07/01/29	1,660,291
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,143,370

			6,990,587

TOTAL MUNICIPAL BOND OBLIGATIONS

(Cost $385,747,600)		$ 415,174,653

Shares	Dividend Rate	Value

Investment Company – 5.8%
State Street Institutional US Government Money Market Fund - Premier Class (NR/NR)
26,104,750	0.084%	$ 26,104,750
(Cost $26,104,750)

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations(a) – 1.2%
Healthcare-Services – 1.2%
Sutter Health (A+/A1)
$ 4,700,000	3.695%	08/15/28	$ 5,310,822

TOTAL CORPORATE OBLIGATIONS (Cost $5,055,038)			$ 5,310,822

TOTAL INVESTMENTS – 99.4% (Cost $416,907,388)			$ 446,590,225

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			2,748,421

NET ASSETS – 100.0%			$ 449,338,646

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2020.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(e)	Rate shown is that which is in effect on July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
WR	— Withdrawn Rating

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 95.9%
California(a) – 1.8%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (A+/Baa2)
$ 2,000,000	0.000%	07/01/27	$ 1,840,980
Manteca CA Unified School District GO Bonds Capital Appreciation Election 2004 Series 2006 (NPFG) (NR/Aa2)
3,180,000	0.000	08/01/28	2,890,079
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NPFG) (A+/Baa2)
2,400,000	0.000	08/01/29	2,104,128

			6,835,187

Florida(b) – 0.6%
Orange County FL Tourist Development Tax Revenue Bonds Series A (AA-/Aa2)
2,000,000	4.000	10/01/33	2,222,700

Illinois(b) – 2.1%
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A3)
2,500,000	3.250	05/15/39	2,582,850
Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA/Aa2)
3,000,000	2.900	08/01/31	3,227,340
Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/A2)
2,000,000	4.125	02/01/30	2,187,540

			7,997,730

Indiana(b) – 0.6%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)
2,000,000	4.000	01/15/35	2,337,680

Kansas(b) – 0.4%
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)
1,280,000	5.000	08/01/44	1,561,830

Maine(b) – 0.8%
Maine Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)
2,640,000	4.000	10/01/33	3,166,310

Michigan(b) – 1.3%
Michigan State Housing Development Authority Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,705,000	2.950	12/01/28	1,889,567
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550	06/01/27	3,169,251

			5,058,818

Missouri – 87.5%
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(b)
760,000	4.000	08/15/28	914,865
645,000	4.000	08/15/29	768,737
825,000	4.000	08/15/30	978,087
555,000	4.000	08/15/31	654,029

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA-/Aa2)(b)(c)
$ 1,000,000	5.000%		10/01/22	$ 1,104,470
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)(b)
2,000,000	4.000		03/01/27	2,113,900
Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(b)
2,070,000	4.000		10/01/33	2,331,586
1,655,000	4.000		10/01/34	1,860,054
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)(b)
750,000	5.000		06/01/26	803,145
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(b)
900,000	4.000		03/01/31	1,099,620
750,000	4.000		03/01/37	887,017
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000		02/15/22	643,896
City of Brentwood MO Certificates of Participation Series 2019 (AA-/NR)(b)
1,415,000	4.000		10/01/36	1,582,960
1,735,000	4.000		10/01/38	1,933,831
City of Columbia MO Water & Electric System Revenue Bonds (Refunding) Series B (A+/NR)
3,015,000	5.000		10/01/27	3,933,761
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(b)
1,000,000	4.000		03/01/34	1,143,080
1,000,000	4.000		03/01/35	1,140,430
1,000,000	4.000		03/01/36	1,135,010
Clay County MO Public School District No. 53 Liberty GO Bonds Series 2018 (AA/NR)(b)
1,000,000	4.000		03/01/33	1,149,540
1,000,000	4.000		03/01/34	1,143,080
Clay County MO Public School District No. R-II GO Bonds (Refunding) Series A (NR/NR)(b)
1,735,000	4.000		03/01/30	2,102,039
Clay Jackson & Platte County MO Consolidated Public Library District No. 3 Certificates of Participation Series 2018 (NR/Aa3)
3,125,000	5.000		03/01/23	3,505,844
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(b)
500,000	4.000		10/01/42	533,245
County of Cole MO Reorganized School District No. 2 GO Series 2019 (AA+/NR)(b)
3,370,000	5.000		03/01/36	3,991,462
County of Franklin MO Certificates of Participation (Refunding) Series B (A+/NR)
1,075,000	4.000		04/01/27	1,295,891
1,100,000	4.000	(b)	04/01/28	1,318,075
Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000		12/01/24	1,551,368
1,215,000	5.000		12/01/25	1,496,807
Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(b)
1,150,000	4.000		03/01/32	1,355,907
1,200,000	4.000		03/01/33	1,407,888
625,000	4.000		03/01/34	731,069
Festus MO School District No. R-VI Lease Certificates of Participation (School District Project) Series 2019 (A+/NR)
700,000	5.000		04/01/28	909,335
830,000	5.000	(b)	04/01/30	1,099,177

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Festus MO School District No. R-VI Lease Certificates of Participation (School District Project) Series 2019 (A+/NR) (continued)
$ 905,000	5.000	%(b)	04/01/31	$ 1,191,903
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)(b)
130,000	5.000		09/01/20	130,354
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)(b)
1,000,000	5.000		12/30/26	1,115,320
Greene County MO Certificates of Participation Series 2018 (NR/Aa3)(b)
1,130,000	5.000		09/01/36	1,437,145
1,000,000	5.000		09/01/37	1,268,260
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/Aa2)(b)(c)
4,280,000	5.000		04/01/22	4,625,182
Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(b)
875,000	5.000		03/01/38	1,088,097
Greene County MO Reorganized School District No. R-3 GO Bonds Series B (Direct Deposit Program) (AA+/NR)(b)
905,000	4.000		03/01/30	1,083,584
985,000	4.000		03/01/32	1,161,364
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(b)
425,000	5.625		03/01/25	426,428
Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB+/NR)(b)
3,225,000	5.000		10/01/37	3,759,931
Hazelwood MO School District GO Bonds (Direct Deposit Program) (Refunding) Series A (AA+/NR)(b)
2,000,000	4.000		03/01/28	2,344,820
Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(b)
1,500,000	4.000		03/01/30	1,759,230
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)
600,000	3.000		04/01/22	626,166
875,000	3.000		04/01/23	928,629
500,000	3.000		04/01/24	541,765
960,000	3.000	(b)	04/01/26	1,035,658
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NPFG) (NR/Aa3)(b)
355,000	5.000		12/01/20	356,211
Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)
500,000	4.000		05/01/24	564,430
900,000	4.000		05/01/25	1,042,713
700,000	4.000	(b)	05/01/27	831,985
630,000	4.000	(b)	05/01/29	744,314
675,000	4.000	(b)	05/01/30	794,543
Jackson County MO Reorganized School District No. 7 GO Bonds (Refunding) (AA+/NR)(b)
840,000	4.000		03/01/28	1,026,346
580,000	4.000		03/01/30	702,699
Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(b)
1,000,000	5.500		03/01/35	1,374,380
1,000,000	5.500		03/01/36	1,369,020

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Revenue Bonds (Refunding) Series 2014 (NR/A1)
$ 550,000	5.000%		12/01/23	$ 615,263
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (BBB+/NR)(b)
475,000	3.000		04/15/28	501,315
575,000	3.250		04/15/30	608,678
550,000	3.300		04/15/31	581,664
700,000	3.375		04/15/32	739,382
Jackson County MO School District No. 58 GO Bonds Series B (NR/Aa3)
2,020,000	4.000		03/01/26	2,420,566
1,365,000	4.000	(b)	03/01/28	1,670,774
Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/A1)(b)
1,000,000	5.000		12/01/25	1,137,400
Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/A1)(b)
1,345,000	4.000		12/01/26	1,570,879
1,455,000	4.000		12/01/28	1,689,866
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)(b)
595,000	4.250		12/01/23	644,504
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
920,000	3.850		12/01/20	930,019
500,000	4.350	(b)	12/01/23	524,440
820,000	4.500	(b)	12/01/24	861,041
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(b)
15,000	4.000		03/01/30	17,718
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2018 (AA+/NR)(b)
1,525,000	4.000		03/01/29	1,855,040
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (A/NR)(b)(c)
1,000,000	5.500		02/15/21	1,028,090
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A/NR)(b)
1,895,000	5.000		02/15/27	2,148,665
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (A/NR)
480,000	2.200		02/15/23	486,994
450,000	2.318		02/15/24	464,040
500,000	2.378		02/15/25	519,140
1,020,000	2.558		02/15/26	1,068,766
815,000	2.844		02/15/28	857,502
825,000	2.894		02/15/29	870,235
Joplin MO Schools GO Buildings - Series 2020 (AA+/NR)(b)
3,285,000	3.000		03/01/35	3,664,188
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)(b)
5,425,000	4.500		02/01/24	5,764,171
Kansas City MO Industrial Development Authority Apartments Special Obligation Revenue Bonds(Kansas City International Apartments Terminal Modified Project) Series B (A/A2)
2,540,000	5.000		03/01/28	3,180,715
1,370,000	5.000		03/01/29	1,748,887

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)(b)
$ 2,130,000	5.500%		09/01/29	$ 2,248,513
Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(b)
1,895,000	4.000		01/01/33	2,136,556
Kansas City MO Special Obligation Revenue Bonds (Downtown Streetcar Project) Series A (AA-/A1)(b)
760,000	5.000		09/01/31	762,538
Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A1)
1,000,000	5.000		09/01/27	1,272,250
1,000,000	5.000	(b)	09/01/31	1,261,120
Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(b)
1,040,000	3.000		04/01/27	1,122,233
Maplewood Richmond Heights Mosch District GO Bonds (Refunding) Series 2019 (AA-/NR)(b)
940,000	4.000		03/01/28	1,129,692
1,055,000	4.000		03/01/29	1,263,035
500,000	4.000		03/01/30	594,795
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds (Taxable-Refunding) Series C (AAA/NR)(b)
3,000,000	2.514		05/01/28	3,204,690
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series A (AAA/Aa1)(b)(c)
485,000	5.000		05/01/22	526,075
Missouri Development Finance Board Annual Appropriation Revenue Bonds (Fulton State Hospital Project) Series 2014 (AA+/Aa1)
1,000,000	5.000		10/01/22	1,104,360
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000		12/01/20	1,015,320
Missouri Development Finance Board Cultural Facilities Revenue Bonds (VAR-Nelson Gallery Foundation) Series A (AAA/Aaa)(b)(d)(e)
5,000,000	0.140		12/01/33	5,000,000
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding) Series 2014 (A-/A3)
640,000	5.000		01/01/25	762,803
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)(b)
3,115,000	5.000		01/01/31	3,551,193
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(b)
400,000	4.000		04/01/28	421,496
425,000	5.000		04/01/31	455,485
475,000	5.000		04/01/32	508,440
500,000	5.000		04/01/33	534,490
500,000	5.000		04/01/34	534,080
Missouri State Board of Public Buildings Special Obligation (Refunding) Series A (AA+/Aa1)(b)
2,450,000	5.000		10/01/21	2,468,987
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(b)
1,015,000	4.000		04/01/26	1,146,808
1,825,000	3.000		10/01/26	1,832,209
635,000	2.000		04/01/27	671,805

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(b)
$ 800,000	4.000%		04/01/28	$ 899,416
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)(b)
595,000	5.000		01/01/30	705,599
775,000	5.000		01/01/31	918,119
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)(b)
5,000	5.000		01/01/22	5,018
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Unrefunded-State Revolving Funds Programs) Series A (NR/Aaa)(b)
90,000	5.500		01/01/23	90,365
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
400,000	3.500		10/01/21	415,500
1,850,000	5.250	(b)(c)	10/01/21	1,959,594
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ascension Health Credit Group) Series 2003 (AA+/Aa2)(d)(e)
8,635,000	0.160		11/15/39	8,635,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(b)
1,440,000	4.500		06/01/28	1,594,872
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding- Southeast MO State University) Series 2019 (A/NR)
600,000	5.000		10/01/25	703,770
640,000	5.000		10/01/26	766,675
2,030,000	5.000		10/01/27	2,481,492
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(b)
670,000	5.000		09/01/33	799,772
800,000	5.000		09/01/38	940,744
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(b)
2,400,000	5.000		10/01/26	2,746,848
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(b)
2,500,000	5.000		11/15/35	2,893,950
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(b)
1,000,000	5.000		12/01/33	1,151,710
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A/NR)(b)(c)
2,270,000	5.000		12/01/21	2,411,603
Missouri State Health & Educational Facilities Authority Health Facllities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A/NR)(b)
1,375,000	5.000		12/01/31	1,593,982

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(b)
$ 950,000	5.000%		06/01/34	$ 1,180,460
1,100,000	5.000		06/01/37	1,346,840
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/Baa1)(b)(c)
2,000,000	5.000		04/01/21	2,063,120
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (A+/NR)(b)
1,250,000	4.000		05/15/33	1,412,525
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-The Children’s Mercy Hospital) Series 2016 (A+/NR)(b)
1,250,000	4.000		05/15/39	1,393,187
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-St. Louis University) Series B-REMK (AA-/Aa1)(b)(d)(e)
3,000,000	0.140		10/01/24	3,000,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-The Washington University) Series A (JP Morgan Chase Bank SPA) (AA+/Aa1)(b)(d)(e)
5,000,000	0.140		09/01/30	5,000,000
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)(b)
500,000	4.375		07/01/30	506,695
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (GNMA/FNMA/FHLMC) (AA+/NR)(b)
545,000	2.400		11/01/30	586,306
530,000	2.500		05/01/31	569,231
555,000	2.550		11/01/31	596,336
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(b)
1,020,000	3.550		11/01/30	1,112,800
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)
480,000	2.000		11/01/21	487,800
435,000	3.050	(b)	11/01/28	485,038
385,000	3.150	(b)	11/01/29	428,794
435,000	3.250	(b)	11/01/30	488,022
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)(b)(c)
155,000	3.600		05/01/21	158,762
220,000	3.750		05/01/21	225,586
180,000	3.800		05/01/21	184,637
Missouri State of Health & Educational Facilities Authority Revenue Bonds (Refunding) Series A (NR/A2)(b)
3,750,000	5.000		11/15/32	4,373,475
Missouri State Public Utilities Commission Revenue Notes Series 2019 (NR/NR)(b)
1,350,000	1.500		03/01/21	1,351,120
Missouri State University Auxiliary Enterprise System Revenue Bonds (Refunding) Series A (A+/A1)(b)
2,835,000	4.000		04/01/26	2,959,712

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Nixa MO Public Schools GO Bonds (Direct Deposit Program) (Refunding) Series 2019 (AA+/NR)(b)
$ 500,000	4.000%		03/01/33	$ 594,265
800,000	4.000		03/01/34	947,952
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)(b)
2,750,000	4.000		06/01/26	2,861,210
2,925,000	4.000		06/01/27	3,039,104
1,000,000	4.000		06/01/28	1,038,180
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)(b)
1,135,000	4.000		11/01/22	1,189,537
Ozark MO Certificates of Participation Series 2014 (A+/NR)(b)
500,000	5.000		09/01/44	554,195
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)(b)
1,000,000	4.000		03/01/30	1,088,300
1,000,000	4.000		03/01/34	1,078,500
1,500,000	4.000		03/01/35	1,615,125
Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)(b)
1,000,000	4.000		04/01/23	1,060,300
550,000	4.000		04/01/28	583,545
800,000	4.000		04/01/29	845,512
1,475,000	4.000		04/01/30	1,564,960
Rolla MO Certificates of Participation Series B (A+/NR)(b)
225,000	3.150		07/01/27	233,802
410,000	3.450		07/01/32	424,006
Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (A/A2)
2,135,000	5.500		07/01/28	2,788,950
Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series C (A/A2)
500,000	5.000		07/01/27	621,365
1,000,000	5.000		07/01/28	1,268,980
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)(b)
3,000,000	4.000		04/01/23	3,190,200
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)(b)
1,300,000	4.000		04/01/23	1,382,420
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)(b)(c)
1,000,000	4.000		04/01/21	1,025,320
Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(b)
540,000	4.000		03/01/38	610,265
Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(b)
1,310,000	4.000		08/01/31	1,513,404
Springfield MO Special Obligation Revenue Bonds (Refunding) Series A (NR/Aa2)
925,000	2.000		05/01/21	937,959
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,837,425
1,220,000	5.000	(b)	07/01/28	1,513,166
1,400,000	5.000	(b)	07/01/30	1,716,596

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)
$ 1,335,000	2.000%		05/01/21	$ 1,353,303
1,000,000	4.000	(b)	05/01/26	1,094,640
1,405,000	4.000	(b)	05/01/27	1,535,539
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000		04/01/22	1,378,045
1,340,000	5.000	(b)	04/01/23	1,445,994
Springfield MO Special Obligation Revenue Bonds Series 2020 (NR/Aa2)(b)
470,000	4.000		11/01/34	557,716
475,000	4.000		11/01/35	561,445
815,000	4.000		11/01/36	959,850
845,000	4.000		11/01/37	992,326
920,000	4.000		11/01/38	1,077,532
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA+/NR)(b)
1,000,000	4.000		12/01/31	1,155,740
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)(b)
1,250,000	5.650		02/01/30	1,252,925
St. Charles MO Certificates of Participation Series 2012 (NR/A1)(b)
1,000,000	3.000		05/01/22	1,001,880
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)(b)
1,085,000	5.000		04/01/26	1,307,349
St. Louis County MO Community College District Certificates of Participation Series 2017 (NR/NR)(b)
1,000,000	4.000		04/01/35	1,166,170
2,000,000	4.000		04/01/36	2,323,480
2,515,000	4.000		04/01/37	2,912,244
St. Louis County MO Library District Certificates of Participation (AA/Aa2)(b)
1,855,000	4.000		04/01/25	2,029,036
1,930,000	4.000		04/01/26	2,106,055
2,010,000	4.000		04/01/27	2,189,272
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(b)
1,000,000	4.000		03/01/32	1,132,710
St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding-Convention & Sports Facilities) Series B (AA/NR)
875,000	5.000		08/15/20	876,304
St. Louis County MO Special School District Certificates of Participation (Lease) Series B (AA/NR)(b)
1,735,000	4.000		04/01/26	1,834,277
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A/A2)(b)
1,280,000	5.000		07/01/23	1,376,230
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
750,000	3.000		04/01/21	763,755
800,000	3.000		04/01/22	836,792
800,000	3.000	(b)	04/01/23	833,392
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000		02/15/27	3,312,650
St. Louis MO Municipal Finance Corporation Revenue Bonds Series A (A/NR)
1,320,000	5.000		04/15/25	1,533,378
1,390,000	5.000		04/15/26	1,651,834

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)
$ 1,000,000	5.000%		02/15/24	$ 1,132,890
2,595,000	4.000	(b)	02/15/35	2,845,132
St. Louis MO Municipal Library District Revenue Bonds (Refunding) Series 2020 (AA/NR)(b)
1,900,000	3.000		03/15/39	2,056,408
St. Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(b)
1,000,000	4.000		04/01/29	1,188,320
1,000,000	4.000		04/01/30	1,183,470
Stone County MO Reorganized School District No. 4 (Refunding -MO Direct Deposit Program) Series 2016 (AA+/NR)(b)
1,725,000	4.000		03/01/33	1,991,012
1,840,000	4.000		03/01/34	2,115,025
Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A1)(b)
865,000	3.000		06/01/25	922,375
University MO School District GO Bonds (Refunding) (Direct Deposit Program) Series 2017 (AA+/NR)
1,760,000	4.000		02/15/26	2,101,387
Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)
360,000	4.000		03/01/25	418,720
535,000	4.000		03/01/26	636,859
555,000	4.000		03/01/27	675,862
450,000	4.000	(b)	03/01/35	524,952
500,000	4.000	(b)	03/01/37	579,850
755,000	4.000	(b)	03/01/39	871,700
Webster County MO Marshfield School District No. R-1 GO Bonds (Direct Deposit Program) Series A (AA+/NR)(b)
500,000	4.000		03/01/32	611,065
890,000	4.000		03/01/33	1,077,283
Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/A1)
1,160,000	4.000		08/01/25	1,352,189
1,000,000	4.000	(b)	08/01/26	1,158,570
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (NR/NR)(a)(b)
2,000,000	0.000		03/01/26	1,843,720
2,095,000	0.000		03/01/27	1,860,800
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2017 (AA+/Aa1)(b)
3,200,000	4.000		03/01/29	3,792,928
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/Aa3)(b)
1,810,000	4.000		04/01/32	2,032,702
1,800,000	4.000		04/01/33	2,005,686
1,800,000	4.000		04/01/34	2,001,600
Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/Aa3)
565,000	5.000		04/01/24	659,423
990,000	4.000	(b)	04/01/25	1,114,463

				336,703,869

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
North Dakota(b) – 0.8%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa2)
$ 2,310,000	2.600%	07/01/28	$ 2,479,392
495,000	3.150	01/01/36	530,878

			3,010,270

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $345,931,946)			$368,894,394

Shares	Dividend Rate		Value

Investment Company – 4.1%
State Street Institutional US Government Money Market Fund - Premier Class
15,820,534	0.084%		$ 15,820,534
(Cost $15,820,534)

TOTAL INVESTMENTS – 100.0% (Cost $361,752,480)			$ 384,714,928

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			76,731

NET ASSETS – 100.0%			$ 384,791,659

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Variable Rate Security - Interest Rate is in effect as of 07,31, 2020

(e)	Rate shown is that which is in effect on July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
SPA	— Stand-by Purchase Agreement
LLC	— Limited Liability Company

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 92.2%
Alabama(a) – 0.6%
Homewood AL Educational Building Authority Revenue Bonds (Refunding Educational Facilities Samford University) Series A (NR/A3)
$ 1,000,000	4.000%		12/01/35	$ 1,088,620

California(b) – 2.6%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (A+/Baa2)
670,000	0.000		07/01/27	616,728
Manteca CA Unified School District GO Bonds Capital Appreciation Election 2004 Series 2006 (NPFG) (NR/Aa2)
2,000,000	0.000		08/01/28	1,817,660
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000		08/01/24	2,215,987

				4,650,375

Illinois(a) – 1.1%
Illinois State Housing Development Authority Revenue Bonds (Homeowner Mortgage) Subseries A-1 (GNMA/FNMA/FHLMC) (AA/Aa2)
665,000	3.500		08/01/31	750,186
Lake County IL Community Consolidated School District No. 73 Hawthorn GO Bonds (Refunding) Series B (AA+/NR)
1,000,000	4.000		01/01/33	1,166,700

				1,916,886

Indiana(a) – 1.0%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)
440,000	4.000		01/15/35	514,290
Wabash City IN Schools Building Corp. Revenue Bonds Series 2019 (AA+/NR)
1,050,000	4.000		07/15/30	1,300,929

				1,815,219

Kansas – 81.9%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)(a)(c)
3,425,000	5.000		12/01/22	3,806,134
Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
560,000	5.000		09/01/27	711,586
585,000	5.000		09/01/28	756,914
415,000	5.000	(a)	09/01/29	531,067
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000		10/01/27	936,256
Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
900,000	5.000		09/01/23	1,024,695
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000		09/01/30	1,215,120
500,000	4.000		09/01/31	597,805
Butler County KS Unified School District No. 385 GO Bonds Series 2019 (NR/Aa3)
815,000	3.000		12/01/20	822,172

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding - Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
$ 1,315,000	5.000%		09/01/26	$ 1,645,065
1,305,000	4.000	(a)	09/01/28	1,587,206
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250		09/01/24	1,178,210
City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
560,000	5.000		12/01/28	729,350
600,000	4.000		12/01/29	729,972
650,000	4.000		12/01/30	786,962
City of Dodge KS GO Bonds (Refunding) Series B (A+/NR)
670,000	4.000		09/01/26	799,786
740,000	4.000	(a)	09/01/28	905,716
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)(a)
2,000,000	5.000		11/15/29	2,165,700
City of Mulvane KS GO Bonds (Refunding) Series A (AA-/NR)
500,000	5.000		09/01/25	610,555
City of Salina KS Water & Sewage System Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
495,000	3.000		10/01/27	559,414
350,000	3.000		10/01/28	392,158
300,000	3.000		10/01/29	333,450
City of Topeka KS Combined Utility Revenue Bonds (Build America Bonds) (PMT-Recovery Zone Economic Development) Series 2010 (NR/Aa3)(a)
250,000	5.250		08/01/40	250,795
City of Topeka KS Combined Utility Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
545,000	4.000		08/01/27	652,131
445,000	3.000		08/01/28	506,575
525,000	3.000		08/01/29	593,518
City of Topeka KS GO Bonds (Refunding) Series A (AA/NR)(a)
2,000,000	2.000		08/15/28	2,105,460
County of Shawnee KS Certificates of Participation First Responders Communications Projects Series 2012 (NR/Aa2)(a)(c)
1,145,000	4.000		09/01/20	1,148,355
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250		08/01/33	1,739,983
1,000,000	5.000		08/01/44	1,220,180
Dickinson County KS Unified School District No. 435 GO Bonds (Taxable-Refunding) Series 2019 (A+/NR)(a)
375,000	2.950		09/01/32	420,540
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000		09/01/20	1,820,118
Douglas County KS Unified School District No. 491 GO Bonds (Edora-Refunding) Series B-2019 BAM (AA/A2)
1,010,000	4.000		09/01/29	1,261,833
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000		09/01/30	1,800,917
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)(c)
2,470,000	5.000		09/01/25	3,044,423
Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)(a)
1,000,000	4.000		09/01/29	1,184,510

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Geary County KS Unified Government GO Bonds (Refunding & Improvement) Series B (AA-/NR)(a)
$ 380,000	4.000%		12/01/26	$448,164
310,000	5.000		12/01/37	371,566
Geary County KS Unified School District No. 475 (Taxable) Series C (NR/Aa2)(a)
865,000	3.661		09/01/32	959,017
Goddard KS GO Bonds Series 2019-1 (SP-1+/NR)(a)
1,000,000	3.000		12/01/22	1,033,150
Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/Aa3)(a)
1,000,000	4.000		09/01/32	1,199,990
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	5.000		09/01/26	1,265,250
1,000,000	3.500	(a)	09/01/30	1,133,770
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/Aa3)(a)
1,000,000	4.000		09/01/33	1,171,110
Johnson County KS Improvement GO Bond Series A (AAA/Aaa)(a)
2,000,000	4.000		09/01/34	2,406,260
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)(a)
1,000,000	4.000		09/01/23	1,048,210
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
500,000	4.000		09/01/20	501,465
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000		10/01/22	2,638,907
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000		10/01/36	1,700,775
Johnson County KS Unified School District No. 233 GO Bonds (Refunding & Improvement) Series C (AA/Aa2)(a)
500,000	5.000		09/01/27	525,425
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA/Aa2)(a)
1,000,000	4.000		09/01/31	1,175,310
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA/Aa2)(a)
1,000,000	4.000		09/01/29	1,191,680
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding & Improvement) Series B (NR/Aaa)(a)
630,000	4.000		10/01/30	754,431
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)
1,000,000	4.000		10/01/35	1,147,390
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A+/NR)(a)
825,000	5.500		09/01/36	872,116
Junction City KS GO Bonds (Refunding) Series A (A+/NR)(a)
600,000	5.000		09/01/33	626,712
600,000	5.000		09/01/34	626,580
Kansas City KS Community College District Certificates of Participation (Refunding) Series A (AA-/NR)
500,000	4.000		04/01/21	512,155
700,000	4.000		04/01/22	742,693
945,000	4.000		04/01/23	1,034,340

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas City KS Community College District Certificates of Participation (Refunding) Series A (AA-/NR) (continued)
$ 545,000	4.000%	04/01/24	$ 614,395
1,000,000	4.000	04/01/25	1,155,180
350,000	4.000	04/01/26	413,553
Kansas City KS Community College District Certificates of Participation (Taxable-Refunding) Series B (AA-/NR)
605,000	2.450	04/01/27	632,340
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)(a)
1,500,000	5.000	11/15/32	1,599,690
Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)(a)
1,000,000	5.000	06/01/24	1,031,580
790,000	5.250	06/01/42	809,473
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AA/Aa2)(a)
1,250,000	5.000	09/01/29	1,508,875
1,110,000	5.000	09/01/34	1,318,447
Kansas State Development Finance Authority Health Facilities Revenue Bonds (KU Health System) Series J (AAA/NR)(a)(d)(e)
3,230,000	0.150	03/01/41	3,230,000
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (A+/A1)(a)
2,000,000	3.500	06/01/23	2,004,660
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series E-1 (A+/Aa3)(a)
700,000	5.000	11/01/22	708,092
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series F (A+/Aa3)(a)
1,895,000	3.000	11/01/32	2,064,659
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
2,000,000	4.000	03/01/31	2,206,660
Kansas State Development Finance Authority Revenue Bonds Series G (A+/Aa3)(a)
1,000,000	5.000	04/01/30	1,108,610
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A/NR)(a)
1,335,000	4.000	07/01/37	1,506,601
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series II (NR/MIG1)
2,770,000	4.000	05/01/21	2,848,391
Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
1,165,000	4.000	09/01/31	1,371,485
500,000	4.000	09/01/38	570,665
Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)(a)(c)
500,000	4.000	09/01/22	538,780
Leavenworth County KS Unified School District No. 469 Lansing GO Bonds (Refunding) Series 2016 (NR/A1)
1,000,000	4.000	09/01/26	1,187,170
Newton KS GO Bonds (Refunding) Series A (AA-/NR)(a)
1,555,000	3.000	09/01/27	1,657,039
1,180,000	3.000	09/01/28	1,257,408
Pratt County KS Public Building Commission Revenue Bonds (AA-/NR)
400,000	5.000	12/01/20	406,020

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)(a)
$ 1,930,000	4.000%		09/01/26	$ 2,065,370
Riley County KS Unified School District No. 383 GO Bonds (Prerefunded-Refunding) Series 2016 (NR/NR)(a)(c)
170,000	3.000		09/01/26	197,389
Riley County KS Unified School District No. 383 GO Bonds (Unrerefunded-Refunding) Series 2016 (NR/Aa2)(a)
1,830,000	3.000		09/01/30	2,034,978
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)
920,000	5.000		09/01/28	1,115,638
965,000	5.000		09/01/29	1,168,055
Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	4.000		10/01/30	1,279,570
1,000,000	4.000		10/01/31	1,289,840
Sedgwick County KS Unified School District No. 261 GO Bonds (Unrefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)(a)
25,000	5.000		11/01/32	25,093
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A1)(a)
985,000	3.000		11/01/32	1,075,078
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
800,000	4.000		09/01/25	912,000
1,500,000	4.000		09/01/26	1,704,105
Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)(c)
1,425,000	5.000		09/01/24	1,696,690
Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000		10/01/29	1,553,708
Sedgwick County KS Unified School District No. 266 GO Bonds Series A (AA/NR)
300,000	3.000		09/01/26	339,177
715,000	4.000	(a)	09/01/29	881,767
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)(a)(c)
1,000,000	5.000		09/01/22	1,100,440
Seward County KS Unified School District No. 480 GO Bonds (Refunding) Series 2017 (NR/A1)(a)
1,000,000	4.000		09/01/28	1,204,060
Shawnee County KS Certificates of Participation (Refunding) Series B (NR/Aa2)
845,000	3.000		09/01/20	846,741
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000		09/01/30	561,000
1,000,000	4.000		09/01/31	1,149,330
1,065,000	5.000		09/01/32	1,281,802
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa1)
435,000	3.000		09/01/22	459,612
450,000	3.000		09/01/23	486,338
490,000	3.000		09/01/25	550,706
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
600,000	4.000		09/01/29	715,206
650,000	4.000		09/01/30	770,211

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(b)
$ 2,000,000	0.000%		09/01/23	$ 1,931,160
Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2015 (AA/NR)(a)
910,000	4.000		09/01/27	1,056,801
State of Kansas Department of Transportation High Way Revenue Bonds Series A (AA/Aa2)
1,000,000	5.000		09/01/27	1,295,190
1,250,000	5.000	(a)	09/01/32	1,584,000
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series A (AA-/NR)
1,500,000	5.000		03/01/28	1,948,215
1,930,000	5.000	(a)	09/01/48	2,397,542
Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
460,000	3.000		07/01/22	483,796
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa1)
590,000	5.000		12/01/25	723,364
Wichita KS GO Bonds Series B (AMT) (AA+/Aa1)(a)
940,000	4.000		12/01/42	1,081,442
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/Aa3)(a)
1,000,000	5.000		09/01/32	1,184,050
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000		10/01/26	474,685
Wichita KS Water & Sewer Utility Revenue Bonds Series A (AA-/NR)(a)
1,560,000	4.000		10/01/29	1,890,798
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Public Utilities) Series A (A/A2)(a)
525,000	5.000		09/01/28	573,321
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)
1,000,000	5.000		09/01/26	1,175,810
1,000,000	4.250		09/01/39	1,105,880
Wyandotte County KS School District No. 204 GO Bonds Series A (NR/Aa3)(a)
1,000,000	3.000		09/01/37	1,081,780
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa3)
1,405,000	4.000		09/01/20	1,409,060
Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A/NR)
1,400,000	5.000		09/01/20	1,404,998

				146,676,666

Massachusetts(a) – 0.0%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
50,000	5.300		01/01/30	50,376

Michigan(a) – 1.0%
Michigan State Housing Development Authority, SF Mortgage Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,665,000	2.900		06/01/28	1,843,172

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Nevada(a) – 0.6%
Clark County NV GO Bonds (Refunding Las Vegas Convention & Visitors Authority) Series C (AA+/Aa1)
$ 1,000,000	3.000%	07/01/35	$ 1,083,510

Ohio(a) – 0.6%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000	12/01/42	1,102,730

Texas(a) – 1.4%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)
1,000,000	4.000	08/15/32	1,209,050
Austin TX Community College District Public Facility Corp. Lease Revenue Bonds Series C (AA/Aa2)
1,090,000	4.000	08/01/35	1,280,706

			2,489,756

Utah(a) – 0.7%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
675,000	3.000	04/01/34	723,289
Utah State Building Ownership Authority Lease Revenue Bonds (State Facilities Master Lease Program) Series 2016 (AA+/Aa1)
500,000	3.000	05/15/34	536,730

			1,260,019

Wisconsin(a) – 0.7%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,143,370

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $153,436,765)			$165,120,699

Shares	Dividend Rate		Value

Investment Company – 6.9%
State Street Institutional US Government Money Market Fund - Premier Class
12,324,400	0.084%		$ 12,324,400
(Cost $12,324,400)

TOTAL INVESTMENTS – 99.1% (Cost $165,761,165)			$177,445,099

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%			1,641,630

NET ASSETS – 100.0%			$179,086,729

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Variable Rate Security - Interest Rate is in effect as of July 31, 2020.

(e)	Rate shown is that which is in effect on July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Security ratings disclosed, if any, are issued by S&P Global Ratings/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
WR	— Withdrawn Rating

COMMERCE FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

1. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

The Trust’s Board of Trustees has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by the Adviser to not represent fair value, equity securities may be valued at the closing bid price. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds invests in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or

COMMERCE FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

ii. Treasury Inflation Indexed Securities — These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buyouts; ratings downgrades; and bankruptcies.

COMMERCE FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2020:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$215,255,670	$—	$—
Investment Company	2,597,644	—	—
Exchange Traded Fund	3,312,149	—	—
Total	221,165,463	—	—

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$253,186,603	$—	$—
Exchange Traded Fund	1,756,950	—	—
Investment Company	32,207	—	—
Total	254,975,760	—	—

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$290,090,724
Exchange Traded Fund	6,385,679	—	—
Investment Company	6,337,955	—	—
Total	302,814,358	—	—

COMMERCE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$583,547,520	$—
Mortgage-Backed Obligations	—	195,773,716	—
Asset-Backed Securities	—	189,768,140	—
Municipal Bond Obligations	—	115,828,368	—
U.S. Treasury and/or Other U.S. Government Agencies	140,952,302	19,718,510	—
Investment Company	36,550,853	—	—
Total	177,503,155	1,104,636,254	—

COMMERCE FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

COMMERCE SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$1,251,059	$—
Mortgage-Backed Obligations	—	41,728,931	—
U.S. Treasury and/or Other U.S. Government Agencies	28,714,193	14,494,760	—
Investment Company	2,575,847	—	—
Total	31,290,040	57,474,750	—

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$415,174,653	$—
Corporate Obligations	—	5,310,822	—
Investment Company	26,104,750	—	—
Total	26,104,750	420,485,475	—

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$368,894,394	$—
Investment Company	15,820,534	—	—
Total	15,820,534	368,894,394	—

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$165,120,699	$—
Investment Company	12,324,400	—	—
Total	12,324,400	165,120,699	—

For further information regarding security characteristics, see the Schedule of Investments.

COMMERCE FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Credit Risks — The fixed income Funds are subject to credit risk because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

High Yield Risk — The Bond Fund is subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risks — The fixed income Funds are subject to interest rate risk. Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

LIBOR Risk — The London Interbank Offered Rate (“LIBOR”) is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, assetbacked and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR.

On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting a Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Fund.

Liquidity Risk — The fixed income Funds are subject to liquidity risk. Each fixed income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the fixed income funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Market Risk — Certain securities and other investments held by a Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment. There is also a risk that a particular style of investing, such as growth, may underperform other styles of investing or the market generally.

COMMERCE FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

General economic conditions and/or the activities of individual companies may cause the value of the securities in a Fund to increase or decrease, sometimes rapidly or unpredictably. Your shares at redemption may be worth more or less than your initial investment. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, local or regional events such as war, terrorism, market manipulation, government defaults, government shutdowns, natural/environmental disasters, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events can, all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

Mid-Cap and Small-Cap Risk — The Growth, Value and MidCap Growth Funds are subject to the risks associated with investing in equity securities of mid- and small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, a Fund’s net asset value may be subject to rapid and substantial changes.

Non-Diversified Risk — Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio.

Portfolio Concentrations — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth, Value and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

COMMERCE FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgagerelated securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative models used by the Adviser to manage the Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.